                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-5536

                      (Investment Company Act File Number)

                                 Hibernia Funds
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                               Timothy S. Johnson
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 8/31/03

               Date of Reporting Period: Six months ended 8/31/03

Item 1.     Reports to Stockholders

ANNUAL REPORT

AUGUST 31, 2003

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
INDEPENDENT AUDITORS’ REPORT
BOARD OF TRUSTEES AND TRUST OFFICERS

[Logo of Hibernia Funds]

Hibernia Capital Appreciation Fund
Class A Shares
Class B Shares

Hibernia Louisiana Municipal Income Fund
Class A Shares
Class B Shares

Hibernia Mid Cap Equity Fund
Class A Shares
Class B Shares

Hibernia Total Return Bond Fund

Hibernia U.S. Government Income Fund

Hibernia Cash Reserve Fund
Class A Shares
Class B Shares

Hibernia U.S. Treasury Money Market Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management Discussion of Fund Performance

Hibernia Capital Appreciation Fund
Annual Report/12-month period from September 1, 2002 through August 31, 2003

HIBERNIA CAPITAL APPRECIATION FUND

The bear market in U.S. equities, which began in 2000, got rolling in earnest in 2001 and 2002, and saw a total, top-to-bottom decline of almost 50 percent,1 finally ended in the summer of 2002. And, the current bull market began in March of 2003, right in the middle of the fund's reporting period.

This reporting period has seen a tremendous amount of stock-market volatility. For the first couple of months of the fund's fiscal year, domestic equities consolidated their long declines and trended sideways as the market was dominated by uncertainty about the economy, both domestic and global. Further uncertainty was added with worries about geopolitical unrest. When the Iraq phase of the United States' "War on Terrorism" began in March of 2003, the U.S. Stock Market seemed to shrug off any more worries and began a rapid rise that slowed by the end of the reporting period, but continued all the way through the end of the fiscal year.

This new bull market was initially led by lower-quality companies with smaller market capitalizations. This rally however has been broad-based with participation by companies across the quality and capitalization spectrums. The market advance has been fueled by a steadily improving domestic economy and a steady flow of liquidity.

The economy has improved dramatically in the last 12 months, with Gross Domestic Product (GDP) accelerating steadily. GDP growth in the 1st quarter of 2003 was 1.4%, in the 2nd quarter, 3.3%. Most economists are now expecting 3rd quarter 2003 GDP growth to be reported at above 5 percent, with some even expecting 6 percent growth.

This robust economic growth is being driven by a potent combination of external and internal stimulants: tax-cuts and tax refunds, improved confidence among the consumer segment, and a slowly revitalizing capital spending environment. The corporate capital expenditure recession that began in early 2000 has itself finally ended. Corporations have been increasing their technology investments in 2003 and have become more and more efficient and productive. Other investments are being made in plants and equipment. Growth in durable goods orders, while not strong, has been much improved over the summer 2001 nadir.

The downside of the increased productivity has been the slow pace of new job creation. The employment situation has improved dramatically from late 2001 and early 2002 lows, when nonfarm payrolls were contracting at an annual rate of 1.5%. However, new jobs are not being created at a robust rate. The "jobless recovery" is a cause for concern with future strength dependent on the overall health of the consumer sector.

PERFORMANCE

The Hibernia Capital Appreciation Fund's Class A Shares produced a total return of 8.46%2 for the 12-month reporting period ended August 31, 2003, based on net asset value, while the S&P 500 Index returned 12.06%.

Fund performance over the reporting period was most impacted by a defensive position vis-à-vis cash equivalents. While fund performance benefited over the long bear market from higher than normal cash levels, the sudden and rapid rise in stock market values that began in March 2003 put the fund at a disadvantage in performance versus the benchmark. Fund performance was also negatively impacted by a capitalization bias. The portfolio was overweight with respect to larger capitalization stocks. On the positive side, portfolio diversification limited market volatility and sub-par performance.

STRATEGY

Portfolio strategy continues to emphasize broad diversification across sectors and industries. The current strategy also emphasizes minimizing exposure to benchmark characteristic risk (i.e., market capitalization, etc.).

1 Based on the Standard & Poor's 500 Index (S&P 500). The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for Class A Shares, based on offering price, was 3.56%, for the reporting period. Total returns for Class B Shares was 7.63% based on net asset value and 2.13% based on redemption value for the reporting period.

Hibernia Capital Appreciation Fund--Class A Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Hibernia Capital Appreciation Fund--Class A Shares (the "Fund") from August 31, 1993 to August 31, 2003, compared to the Standard & Poor's 500 Index ("S&P 500'').2

AVERAGE ANNUAL TOTAL RETURNS3 FOR THE PERIOD ENDED AUGUST 31, 2003

1 Year	3.56%
5 Years	1.78%
10 Years	9.06%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). For the period from October 31, 1993 to August 31, 1996, the sales charge was reduced to 3.00%. Effective September 1, 1996, the maximum sales charge was changed to 4.50%. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission ("SEC") requires to be reflected in the Fund's performance. The index is unmanaged and investments cannot be made in an index.

3 Total return quoted reflects the current 4.50% sales charge.

Hibernia Capital Appreciation Fund--Class B Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Hibernia Capital Appreciation Fund--Class B Shares (the "Fund") from December 2, 1996 (start of performance) to August 31, 2003, compared to the Standard & Poor's 500 Index ("S&P 500").2

AVERAGE ANNUAL TOTAL RETURNS3 FOR THE PERIOD ENDED AUGUST 31, 2003

1 Year	2.13%
5 Years	1.65%
Start of Performance (12/2/96)	4.68%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 1.00% contingent deferred sales charge on any redemption less than seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and investments cannot be made in an index.

3 Total return quoted reflects all applicable contingent deferred sales charges.

Hibernia Louisiana Municipal Income Fund
Annual Report/12-month period from September 1, 2002 through August 31, 2003

HIBERNIA LOUISIANA MUNICIPAL INCOME FUND

Bond investors experienced a wild roller coaster ride during the recent 12-month reporting period. The yields on the 10-year government treasury notes ranged from a low of 3.37% to a high of 4.46% before ending the reporting period at 3.93%. The bond market volatility was largely a result of conflicting economic data, deflation fears, global terrorism concerns and corporate scandals. The reporting period began with investors' outlook for the U.S. economy generally improving. Economic data turned sour however in the fourth quarter of 2002 and yields began their dramatic decline to 45 year lows. The uncertainty surrounding the U.S. war with Iraq and fears over what the outcome might be created strong additional demand for the safety of U.S. Treasury securities thereby pushing yields down. The push to lower rates was also aggressively promoted by the Federal Reserve Board (the "Fed"), which cut the target federal funds rate repeatedly to help stimulate the precarious economic recovery. Also, of great concern was the high unemployment rate stuck at a politically unacceptable level of 6%. The Fed action culminated on June 25, 2003 with the federal funds rate at a historic low of 1.00%. Despite a spike in oil and gas prices, inflation remained practically non-existent. In fact, the sluggish global economy and excess global manufacturing capacity led many to fear deflation more than inflation. In retrospect, it was a "Perfect Storm" of economic events, geopolitics, bond market fundamentals and plain old fear that led to the great decline in rates.

In mid June, shortly before the Fed implemented their final rate cut, the bond market reversed course and interest rates moved higher. The capitulation was brought on by the realization that the economy was improving and stocks offered a much more compelling investment alternative. Profit takers and short sellers seized the opportunity and acted with a vengeance. Medium and long term rates shot upward by more than 1 percentage point.

LOUISIANA MUNICIPAL MARKET

The state of Louisiana fared better than most others during the difficult economic times experienced during the reporting period. Severe statewide cost cutting and a large last minute federal subsidy check allowed the State to balance its fiscal affairs. Municipal bond issuance in Louisiana was generally light during the reporting period. This relatively light supply situation allowed Louisiana municipal bonds to command a slight premium to the general bond market. During the reporting period, the state of Louisiana successfully passed an increase in personal income tax rates, garnering the State a more stable funding source and an upgraded bond rating by Moody's Investors Service and Standard & Poor's. Higher oil and gas prices were a mixed blessing to Louisiana with higher mineral income offset by large layoffs in the petrochemical industry.

PERFORMANCE

The fund's Class A Shares produced a total return of 3.33%1 for the 12-month reporting period ended August 31, 2003, based on net asset value while the Lehman 10 Year Municipal Bond Index returned 2.78%.2 The average Louisiana municipal bond fund, represented by the Lipper Louisiana Municipal Debt Funds Average, produced a total return of 2.32%3. Based on Class A Shares performance, the fund paid an income stream totaling $0.50 per share over the 12-month reporting period. As of August 31, 2003, the fund's Class A Shares SEC yield was 3.37% at the offering price and 3.48% at the net asset value. As of August 31, 2003, the fund's Class B Shares SEC yield was 2.63% based on net asset value.

STRATEGY

During the reporting period, the fund's investment strategy reflected our outlook for an improving economy and ultimately higher interest rates. The fund's position in higher coupon securities with attractive call features benefited the fund's performance during the reporting period. The fund's overall focus on high quality insured bonds also benefited fund performance. A neutral to slightly long average maturity and duration bias4 (versus the Lehman 10 Year Municipal Bond Index) also positively impacted fund performance during the reporting period environment of generally declining interest rates. The fund maintains a neutral duration position relative to its benchmark.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for Class A Shares, based on offering price, was 0.25%, for the reporting period. The maximum sales charge is 3.00%. Total returns for Class B Shares was 2.47 % based on net asset value and (2.94)% based on redemption value for the reporting period. The maximum contingent deferred sales charge is 5.50% for Class B Shares.

2 The Lehman 10 Year Municipal Bond Index is an unmanged, broad market performance benchmark index for the tax-exempt bond market. To be included in the Lehman Brothers Municipal Bond Index, bonds must have a minimum credit rating of at least Baa. The index includes both zero coupon bonds and bonds subject to the Alternative Minimum tax. Investments cannot be made in an index.

3 Lipper, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any.

Income may be subject to the federal alternative minimum tax.

4 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter duration.

Hibernia Louisiana Municipal Income Fund--Class A Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Hibernia Louisiana Municipal Income Fund--Class A Shares (the "Fund") from August 31, 1993 to August 31, 2003, compared to the Lehman Brothers Ten Year Insured Bond Index ("LB10I").2

AVERAGE ANNUAL TOTAL RETURNS3 FOR THE
PERIOD ENDED AUGUST 31, 2003

1 Year	0.25%
5 Years	4.24%
10 Years	4.97%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). Effective October 31, 1988, the maximum sales charge was reduced to 3.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB10I has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The LB10I is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and investments cannot be made in an index.

3 Total return quoted reflects the current 3.00% sales charge.

Hibernia Louisiana Municipal Income Fund--Class B Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Hibernia Louisiana Municipal Income Fund--Class B Shares (the "Fund") from November 15, 2001 (start of performance) to August 31, 2003, compared to the Lehman Brothers Ten Year Insured Bond Index ("LB10I").2

AVERAGE ANNUAL TOTAL RETURNS3 FOR THE
PERIOD ENDED AUGUST 31, 2003

1 Year	(2.94)%
Start of Performance (11/15/01)	0.95%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 4.50% contingent deferred sales charge on any redemption less than two years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB10I has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The LB10I is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and investments cannot be made in an index.

3 Total return quoted reflects all applicable contingent deferred sales charges.

Hibernia Mid Cap Equity Fund
Annual Report/12-month period from September 1, 2002 through August 31, 2003

HIBERNIA MID CAP EQUITY FUND

The bear market in U.S. equities, which began in 2000, got rolling in earnest in 2001 and 2002, and saw a total, top-to-bottom decline of almost 50 percent,1 finally ended in the summer of 2002. And, the current bull market began in March of 2003, right in the middle of the fund's reporting period.

This reporting period has seen a tremendous amount of stock-market volatility. For the first couple of months of the fund's fiscal year, domestic equities consolidated their long declines and trended sideways as the market was dominated by uncertainty about the economy, both domestic and global. Further uncertainty was added with worries about geopolitical unrest. When the Iraq phase of the United States' "War on Terrorism" began in March of 2003, the U.S. Stock Market seemed to shrug off any more worries and began a rapid rise that slowed by the end of the reporting period, but continued all the way through the end of the fiscal year.

This new bull market was initially led by lower-quality companies with smaller market capitalizations. This rally however has been broad-based with participation by companies across the quality and capitalization spectrums. The market advance has been fueled by a steadily improving domestic economy and a steady flow of liquidity.

The economy has improved dramatically in the last 12 months, with Gross Domestic Product (GDP) accelerating steadily. GDP growth in the 1st quarter of 2003 was 1.4%, in the 2nd quarter, 3.3%. Most economists are now expecting 3rd quarter 2003 GDP growth to be reported at above 5 percent, with some even expecting 6 percent growth.

This robust economic growth is being driven by a potent combination of external and internal stimulants: tax-cuts and tax refunds, improved confidence among the consumer segment, and a slowly revitalizing capital spending environment. The corporate capital expenditure recession that began in early 2000 has itself finally ended. Corporations have been increasing their technology investments in 2003 and have become more and more efficient and productive. Other investments are being made in plants and equipment. Growth in durable goods orders, while not strong, has been much improved over the summer 2001 nadir.

The downside of the increased productivity has been the slow pace of new job creation. The employment situation has improved dramatically from late 2001 and early 2002 lows, when nonfarm payrolls were contracting at an annual rate of 1.5%. However, new jobs are not being created at a robust rate. The "jobless recovery" is a cause for concern with future strength dependent on the overall health of the consumer sector.

PERFORMANCE

The Hibernia Mid-Cap Equity Fund's Class A Shares produced a total return of 12.74%2 for the 12-month reporting period ended August 31, 2003, based on net asset value, while the S&P 400 Mid Cap Index returned 18.37%.3

Fund performance over the reporting period was most impacted by a defensive position vis-à-vis cash equivalents. While fund performance benefited over the long bear market from higher than normal cash levels, the sudden and rapid rise in stock market values that began in March 2003 put the fund at a disadvantage in performance versus the benchmark. Fund performance was also negatively impacted by a capitalization bias. The portfolio was overweight with respect to larger capitalization stocks. On the positive side, portfolio diversification provided limited market volatility and sub-par performance.

STRATEGY

Portfolio strategy continues to emphasize broad diversification across sectors and industries. The current strategy also emphasizes minimizing exposure to benchmark characteristic risk (i.e., market capitalization, etc.).

1 Based on the Standard & Poor's 500 Index (S&P 500). The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for Class A Shares, based on offering price, was 7.67%, for the reporting period. Total returns for Class B Shares was 11.87% based on net asset value and 6.37% based on redemption value for the reporting period.

3 The S&P 400 Mid Cap is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. Investments cannot be made in an index.

Hibernia Mid Cap Equity Fund--Class A Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Hibernia Mid Cap Equity Fund--Class A Shares (the "Fund") from August 31, 19932 to August 31, 2003, compared to the Standard & Poor's 400 Mid Cap Index ("S&P 400").3

AVERAGE ANNUAL TOTAL RETURNS4 FOR THE
PERIOD ENDED AUGUST 31, 2003

1 Year	7.67%
5 Years	10.79%
10 Years	11.82%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550), which was effective on July 13, 1998. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 400 has been adjusted to reflect reinvestment of dividends on securities in the index.

2 Hibernia Mid Cap Equity Fund--Class A Shares is the successor to a common trust fund. The quoted performance data includes performance of the common trust fund for the period from 8/31/93 to 7/12/98 when the Fund first commenced operation, as adjusted to reflect the Fund's anticipated expenses. The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and, therefore, was not subject to certain investment restrictions imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

3 The S&P 400 is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and investments cannot be made in an index.

4 Total returns quoted reflect the current 4.50% sales charge.

Hibernia Mid Cap Equity Fund--Class B Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Hibernia Mid Cap Equity Fund--Class B Shares (the "Fund") from July 13, 1998 (start of performance) to August 31, 2003, compared to the Standard & Poor's 400 Mid Cap Index ("S&P 400").2

AVERAGE ANNUAL TOTAL RETURNS3 FOR THE
PERIOD ENDED AUGUST 31, 2003

1 Year	6.37%
5 Years	10.77%
Start of Performance (7/13/98)	6.20%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 1.00% contingent deferred sales charge on any redemption less than six years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 400 has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The S&P 400 is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and investments cannot be made in an index.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

Hibernia Total Return Bond Fund
Annual Report/12-month period from September 1, 2002 through August 31, 2003

HIBERNIA TOTAL RETURN BOND FUND

Bond investors experienced a wild roller coaster ride during the recent 12-month reporting period. The yields on the 10-year government treasury notes ranged from a low of 3.37% to a high of 4.46% before ending the reporting period at 3.93%. The bond market volatility was largely a result of conflicting economic data, deflation fears, global terrorism concerns and corporate scandals. The reporting period began with investors' outlook for the U.S. economy generally improving. Economic data turned sour however in the fourth quarter of 2002 and yields began their dramatic decline to 45 year lows. The uncertainty surrounding the U.S. war with Iraq and fears over what the outcome might be created strong additional demand for the safety of U.S. Treasury securities thereby pushing yields down. The push to lower rates was also aggressively promoted by the Federal Reserve Board (the "Fed"), which cut the target federal funds rate repeatedly to help stimulate the precarious economic recovery. Also, of great concern was the high unemployment rate stuck at a politically unacceptable level of 6%. The Fed action culminated on June 25, 2003 with the federal funds rate at a historic low of 1.00%. Despite a spike in oil and gas prices, inflation remained practically non-existent. In fact, the sluggish global economy and excess global manufacturing capacity led many to fear deflation more than inflation. In retrospect, it was a "Perfect Storm" of economic events, geopolitics, bond market fundamentals and plain old fear that led to the great decline in rates.

In mid June, shortly before the Fed implemented their final rate cut, the bond market reversed course and interest rates moved higher. The capitulation was brought on by the realization that the economy was improving and stocks offered a much more compelling investment alternative. Profit takers and short sellers seized the opportunity and acted with a vengeance. Medium and long term rates shot upward by more than 1 percentage point.

Perhaps the greatest beneficiary of the historic decline in interest rates was the housing market. New and old homeowners alike rushed to purchase a new home or refinance an existing one. What was a blessing for homeowners, however, was a curse for mortgage bond investors. The deluge of refinancing created havoc in the mortgage market making it one of the lackluster performers of the reporting period. Based upon the Lehman Brothers U.S. Aggregate Index,1 corporate bonds were among the best performing bond investments of the reporting period after stumbling through the first half of 2002. Among corporate bonds, the lower grade sector performed the best.

PERFORMANCE

The fund produced a total return of 3.38%2 for the 12-month reporting period ended August 31, 2003, based on net asset value, while the Salomon Brothers Broad Investment-Grade Bond Index returned 4.43%3. The fund paid an income stream totaling $0.51 per share over the 12-month reporting period. As of August 31, 2003, the fund's SEC yield was 2.81% at the offering price and 2.89% at the net asset value.2

STRATEGY

During the reporting period, the fund's investment strategy reflected our outlook for an improving economy and ultimately higher interest rates. A stronger economy means improving overall corporate bond quality. The fund's overweight position in the better performing corporate and taxable municipal bond sector and underweight position in the lower performing mortgage sector benefited fund performance during the reporting period. The fund emphasized premium coupon bonds because of their lower volatility and higher income stream. The fund's overall defensive posture as reflected by the neutral to shorter term average maturity and duration4 (versus the Salomon Brothers Broad Investment-Grade Index) negatively impacted fund performance during the reporting period environment of generally declining interest rates.

1 Lehman Brothers U.S. Aggregate Index is an unmanaged index that tracks investment grade corporate and government bonds. Investments cannot be made in an index.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return, based on offering price, was 0.32%, for the reporting period.

3 Salomon Brothers Broad Investment-Grade Bond Index is an unmanaged market value-weighted index composed of over 4,000 individually priced securities with a quality rating of at least BBB. Each issue has a minimum maturity of one year with an outstanding par amount of at least $25 million. Investment cannot be made in an index.

4 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Hibernia Total Return Bond Fund

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Hibernia Total Return Bond Fund (the "Fund") from August 31, 1993 to August 31, 2003, compared to the Salomon Brothers Broad Investment-Grade Bond Index ("SBBIGBI").2

AVERAGE ANNUAL TOTAL RETURNS3 FOR THE
PERIOD ENDED AUGUST 31, 2003

1 Year	0.32%
5 Years	4.56%
10 Years	5.11%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550), which was effective on November 2, 1992. Effective May 1, 1994, the maximum sales charge was reduced to 3.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The SBBIGBI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The SBBIGBI is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and investments cannot be made in an index.

3 Total returns quoted reflect the current 3.00% sales charge.

Hibernia U.S. Government Income Fund
Annual Report/12-month period from September 1, 2002 through August 31, 2003

HIBERNIA U.S. GOVERNMENT INCOME FUND

Bond investors experienced a wild roller coaster ride during the recent 12-month reporting period. The yields on the 10-year government treasury notes ranged from a low of 3.37% to a high of 4.46% before ending the reporting period at 3.93%. The bond market volatility was largely a result of conflicting economic data, deflation fears, global terrorism concerns and corporate scandals. The reporting period began with investors' outlook for the U.S. economy generally improving. Economic data turned sour however in the fourth quarter of 2002 and yields began their dramatic decline to 45 year lows. The uncertainty surrounding the U.S. war with Iraq and fears over what the outcome might be created strong additional demand for the safety of U.S. Treasury securities thereby pushing yields down. The push to lower rates was also aggressively promoted by the Federal Reserve Board (the "Fed"), which cut the target federal funds rate repeatedly to help stimulate the precarious economic recovery. Also, of great concern was the high unemployment rate stuck at a politically unacceptable level of 6%. The Fed action culminated on June 25, 2003 with the federal funds rate at a historic low of 1.00%. Despite a spike in oil and gas prices, inflation remained practically non-existent. In fact, the sluggish global economy and excess global manufacturing capacity led many to fear deflation more than inflation. In retrospect, it was a "Perfect Storm" of economic events, geopolitics, bond market fundamentals and plain old fear that led to the great decline in rates.

In mid June, shortly before the Fed implemented their final rate cut, the bond market reversed course and interest rates moved higher. The capitulation was brought on by the realization that the economy was improving and stocks offered a much more compelling investment alternative. Profit takers and short sellers seized the opportunity and acted with a vengeance. Medium and long term rates shot upward by more than 1 percentage point.

Perhaps the greatest beneficiary of the historic decline in interest rates was the housing market. New and old homeowners alike rushed to purchase a new home or refinance an existing one. What was a blessing for homeowners, however, was a curse for mortgage bond investors. The deluge of refinancing created havoc in the mortgage market making it one of the lackluster performers of the reporting period. Based upon the Lehman Brothers U.S. Aggregate Index,1 corporate bonds were among the best performing bond investments of the reporting period after stumbling through the first half of 2002. Among corporate bonds, the lower grade sector performed the best.

PERFORMANCE

The fund produced a total return of 3.01%2 for the 12-month reporting period ended August 31, 2003, based on net asset value, while the Salomon Brothers Medium Term Broad Investment Grade Bond Index returned 4.14%3. The fund paid an income stream totaling $0.49 per share over the 12-month reporting period. As of August 31, 2003, the SEC yield was 2.40% at offering price and 2.48% at net asset value.2

STRATEGY

During the reporting period the fund's investment strategy reflected our outlook for an improving economy and ultimately higher interest rates. A stronger economy means improving overall corporate bond quality. The fund's position in the better performing corporate bond sector benefited fund performance during the reporting period. The fund emphasized premium coupon bonds and callable agency bonds because of their lower volatility and higher income stream. The fund's overall defensive posture as reflected by the shorter term average maturity and duration4 (versus the Salomon Brothers Medium Term Broad Investment-Grade Bond Index) negatively impacted fund performance during the reporting period environment of generally declining interest rates.

1 Lehman Brothers U.S. Aggregate Index is an unmanaged index that tracks investment grade corporate and government bonds. Investments cannot be made in an index.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return, based on offering price, was (0.05)% for the reporting period. The maximum sales charge is 3.00% for the fund.

3 Salomon Brothers Medium Term Broad Investment-Grade Bond Index is an unmanaged market value-weighted index composed of over 4,000 individually priced securities with a quality rating of at least BBB. Each issue has a minimum maturity of one year with an outstanding par amount of at least $25 million. Investment cannot be made in an index.

4 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Hibernia U.S. Government Income Fund

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Hibernia U.S. Government Income Fund (the "Fund") from August 31, 1993 to August 31, 2003, compared to the Salomon Brothers Medium Term Broad Index ("SBMTBI").2

AVERAGE ANNUAL TOTAL RETURNS3 FOR THE
PERIOD ENDED AUGUST 31, 2003

1 Year	(0.05)%
5 Years	4.94%
10 Years	5.41%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). Effective October 31, 1993, the maximum sales charge was reduced to 3.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The SBMTBI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The SBMTBI is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and investments cannot be made in an index.

3 Total returns quoted reflect the current 3.00% sales charge.

Financial Highlights

Hibernia Funds

August 31, 2003

(For a share outstanding throughout each period)

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Distributions in Excess of Net Investment Income
Capital Appreciation Fund--Class A Shares
1999	$ 21.14	0.01	7.73	7.74	(0.00) (3)	(2.79)	(0.02) (4)
2000	$ 26.07	(0.01)	4.50	4.49	--	(3.15)	--
2001	$ 27.41	0.02	(6.07)	(6.05)	--	(0.52)	--
2002	$ 20.84	0.04	(3.44)	(3.40)	(0.02)	(0.92)	--
2003	$ 16.50	0.08(5)	1.31	1.39	(0.07)	--	--
Capital Appreciation Fund--Class B Shares
1999	$ 20.99	(0.16)	7.66	7.50	--	(2.79)	--
2000	$ 25.70	(0.18)	4.39	4.21	--	(3.15)	--
2001	$ 26.76	(0.18)	(5.87)	(6.05)	--	(0.52)	--
2002	$ 20.19	(0.11)	(3.31)	(3.42)	--	(0.92)	--
2003	$ 15.85	(0.04)(5)	1.25	1.21	--	--	--
Louisiana Municipal Income Fund--Class A Shares
1999	$ 11.47	0.54	(0.54)	0.00	(0.54)	(0.08)	--
2000	$ 10.85	0.56	0.09	0.65	(0.55)	(0.10)	--
2001	$ 10.85	0.53 (5)	0.50	1.03	(0.53)	(0.02)	--
2002	$ 11.33	0.51 (6)	0.07 (6)	0.58	(0.51)	(0.00) (3)	--
2003	$ 11.40	0.50	(0.12)	0.38	(0.50)	(0.07)	--
Louisiana Municipal Income Fund--Class B Shares
2002 (7)	$ 11.36	0.34 (6)	0.05 (6)	0.39	(0.35)	(0.00) (3)	--
2003	$ 11.40	0.40	(0.12)	0.28	(0.40)	(0.07)	--
Mid Cap Equity Fund--Class A Shares
1999	$ 8.14	(0.05)(5)	3.26	3.21	--	--	--
2000	$ 11.35	(0.05)	4.71	4.66	--	--	--
2001	$ 16.01	(0.03)	(2.12)	(2.15)	--	(1.29)	--
2002	$ 12.57	(0.02)	(1.01)	(1.03)	--	(0.08)	--
2003	$ 11.46	(0.05)(5)	1.51	1.46	--	--	--
Mid Cap Equity Fund--Class B Shares
1999	$ 8.13	(0.13)(5)	3.29	3.16	--	--	--
2000	$ 11.29	(0.11)	4.63	4.52	--	--	--
2001	$ 15.81	(0.11)	(2.13)	(2.24)	--	(1.29)	--
2002	$ 12.28	0.18	(1.26)	(1.08)	--	(0.08)	--
2003	$ 11.12	(0.14)(5)	1.46	1.32	--	--	--
Total Return Bond Fund
1999	$ 10.27	0.58	(0.57)	0.01	(0.57)	(0.03)	--
2000	$ 9.68	0.59	(0.07)	0.52	(0.58)	--	--
2001	$ 9.62	0.57	0.56	1.13	(0.59)	--	--
2002	$ 10.16	0.52 (5)(9)	-- (9)	0.52	(0.53)	--	--
2003	$ 10.15	0.45 (5)	(0.11)	0.34	(0.51)	--	--

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

(3) Represents less than $0.01.

(4) These distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal tax purposes.

(5) Based on average shares outstanding.

(6) Effective September 1, 2001 the Hibernia Louisiana Municipal Income Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment companies and began accreting short and long term discounts on debt securities. For the period ended August 31, 2002 this change had no effect on net investment income per share or net realized and unrealized gain per share, but increased the ratio of net investment income to average net assets from 4.58% to 4.59% for Class A Shares and increased the ratio of net investment income to average net assets from 3.75% to 3.76% for Class B Shares. Per share, ratios and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

			Ratio to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return (1)	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement (2)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

(2.81)	$ 26.07	38.35%	1.22%	0.03%	--	$ 352,876	44%
(3.15)	$ 27.41	18.55%	1.20%	(0.04)%	--	$ 380,073	8%
(0.52)	$ 20.84	(22.37)%	1.21%	0.07%	--	$ 265,817	2%
(0.94)	$ 16.50	(17.18)%	1.23%	0.18%	--	$ 217,744	3%
(0.07)	$ 17.82	8.46%	1.27%	0.48%	--	$234,905	29%

(2.79)	$ 25.70	37.35%	1.98%	(0.73)%	--	$ 18,435	44%
(3.15)	$ 26.76	17.65%	1.95%	(0.79)%	--	$ 21,159	8%
(0.52)	$ 20.19	(22.93)%	1.96%	(0.68)%	--	$ 15,245	2%
(0.92)	$ 15.85	(17.83)%	1.98%	(0.57)%	--	$ 11,849	3%
--	$ 17.06	7.63%	2.02%	(0.27)%	--	$ 11,865	29%

(0.62)	$ 10.85	(0.08)%	0.66%	4.77%	0.29%	$ 92,702	17%
(0.65)	$ 10.85	6.23%	0.67%	5.20%	0.33%	$ 93,684	12%
(0.55)	$ 11.33	9.79%	0.66%	4.83%	0.33%	$ 98,822	9%
(0.51)	$ 11.40	5.32%	0.71%	4.59%(6)	0.33%	$ 84,361	10%
(0.57)	$ 11.21	3.33%	0.74%	4.36%	0.33%	$ 81,468	9%

(0.35)	$ 11.40	3.60%	1.59%(8)	3.76%(6)(8)	0.23%(8)	$ 2,824	10%
(0.47)	$ 11.21	2.47%	1.59%	3.51%	0.23%	$ 4,127	9%

--	$ 11.35	39.43%	1.76%	(0.44)%	0.70%	$ 18,283	55%
--	$ 16.01	41.06%	1.72%	(0.35)%	0.23%	$ 26,171	32%
(1.29)	$ 12.57	(14.05)%	1.58%	(0.21)%	0.15%	$ 36,985	20%
(0.08)	$ 11.46	(8.27)%	1.57%	(0.51)%	--	$ 42,545	12%
--	$ 12.92	12.74%	1.55%	(0.48)%	--	$ 59,735	25%

--	$ 11.29	38.87%	2.51%	(1.21)%	0.63%	$ 1,990	55%
--	$ 15.81	40.04%	2.47%	(1.10)%	0.23%	$ 4,090	32%
(1.29)	$ 12.28	(14.86)%	2.33%	(0.94)%	0.15%	$ 3,548	20%
(0.08)	$ 11.12	(8.87)%	2.32%	(1.26)%	--	$ 3,450	12%
--	$ 12.44	11.87%	2.30%	(1.23)%	--	$ 3,795	25%

(0.60)	$ 9.68	(0.03)%	0.99%	5.69%	0.30%	$ 79,913	20%
(0.58)	$ 9.62	5.53%	0.98%	6.04%	0.30%	$ 77,909	11%
(0.59)	$ 10.16	12.08%	0.97%	5.79%	0.30%	$ 71,060	8%
(0.53)	$ 10.15	5.39%	1.01%	5.18% (9)	0.30%	$ 47,428	0%
(0.51)	$ 9.98	3.38%	1.01%	4.38%	0.40%	$ 48,563	20%

(7) Reflects operations for the period from November 15, 2001 (date of initial public offering) to August 31, 2002.

(8) Computed on an annualized basis.

(9) Effective September 1, 2001, the Total Return Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01, and decrease the ratio of net investment income to average net assets from 5.34% to 5.18%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

Financial Highlights (continued)

Hibernia Funds

August 31, 2003

(For a share outstanding throughout each period)

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income
U.S. Government Income Fund
1999	$ 10.33	0.57	(0.52)	0.05	(0.57)
2000	$ 9.81	0.58	0.03	0.61	(0.57)
2001	$ 9.85	0.59	0.46	1.05	(0.60)
2002	$10.30	0.61 (3)	0.13 (3)	0.74	(0.56)
2003	$10.48	0.42 (4)	(0.11)	0.31	(0.49)
Cash Reserve Fund--Class A Shares
1999	$ 1.00	0.04	--	0.04	(0.04)
2000	$ 1.00	0.05	--	0.05	(0.05)
2001	$ 1.00	0.05	--	0.05	(0.05)
2002	$ 1.00	0.01	(0.00) (5)	0.01	(0.01)
2003	$ 1.00	0.01	0.00(5)	0.01	(0.01)
Cash Reserve Fund--Class B Shares
1999(6)	$ 1.00	0.03	--	0.03	(0.03)
2000	$ 1.00	0.04	--	0.04	(0.04)
2001	$ 1.00	0.04	--	0.04	(0.04)
2002	$ 1.00	0.01	(0.00) (5)	0.01	(0.01)
2003	$ 1.00	0.01	0.00(5)	0.01	(0.01)
U.S. Treasury Money Market Fund
1999	$ 1.00	0.04	--	0.04	(0.04)
2000	$ 1.00	0.05	--	0.05	(0.05)
2001	$ 1.00	0.05	--	0.05	(0.05)
2002	$ 1.00	0.01	--	0.01	(0.01)
2003	$ 1.00	0.01	--	0.01	(0.01)

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

(3) Effective September 1, 2001, the U.S. Government Income Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was to decrease net investment income per share by $0.05, increase net realized and unrealized gain/loss per share by $0.05, and decrease the ratio of net investment income to average net assets from 5.41% to 4.87%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(4) Based on average shares outstanding.

		Ratio to Average Net Assets
Net Asset Value, End of Period	Total Return(1)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(2)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

$ 9.81	0.41%	0.70%	5.55%	0.27%	$ 84,242	24%
$ 9.85	6.47%	0.68%	5.96%	0.31%	$ 85,724	15%
$10.30	10.95%	0.68%	5.83%	0.31%	$ 85,017	27%
$10.48	7.39%	0.69%	4.87%(3)	0.31%	$ 85,093	39%
$10.30	3.01%	0.70%	3.97%	0.31%	$ 89,573	31%

$ 1.00	4.23%	0.92%	4.16%	--	$ 157,099	--
$ 1.00	5.10%	0.94%	5.03%	--	$ 232,410	--
$ 1.00	4.66%	0.90%	4.47%	--	$ 244,254	--
$ 1.00	1.27%	0.84%	1.28%	0.06%	$ 212,320	--
$ 1.00	0.80%	0.53%	0.81%	0.40%	$ 182,575	--

$ 1.00	3.37%	1.67%(7)	3.35%(7)	--	$ 77	--
$ 1.00	4.31%	1.69%	4.27%	--	$ 189	--
$ 1.00	3.88%	1.65%	3.34%	--	$ 509	--
$ 1.00	0.84%	1.30%	0.81%	0.35%	$ 696	--
$ 1.00	0.57%	0.89%	0.45%	0.79%	$ 677	--

$ 1.00	4.23%	0.63%	4.14%	--	$ 213,793	--
$ 1.00	5.15%	0.63%	4.99%	--	$ 198,457	--
$ 1.00	4.68%	0.64%	4.56%	--	$ 210,102	--
$ 1.00	1.38%	0.62%	1.37%	--	$ 193,535	--
$ 1.00	0.62%	0.65%	0.61%	--	$ 221,334	--

(5) Represents less than $0.01.

(6) Reflects operations for the period from September 4, 1998 (date of initial public offering) to August 31, 1999.

(7) Computed on an annualized basis.

Portfolio of Investments

Hibernia Funds

August 31, 2003

CAPITAL APPRECIATION FUND

Shares		Value
	COMMON STOCKS--98.1%
	Commercial Services--1.2%
33,600	McGraw-Hill Cos., Inc.	$ 2,049,600
13,200	Omnicom Group, Inc.	1,030,920

	Total	3,080,520

	Communications--3.8%

117,400	BellSouth Corp.	2,958,480
64,000	(1) NEXTEL Communications, Inc., Class A	1,233,920
145,670	Verizon Communications	5,145,064

	Total	9,337,464

	Consumer Durables--0.8%

86,163	Ford Motor Co.	996,044
25,900	General Motors Corp.	1,064,490

	Total	2,060,534

	Consumer Non-Durables--7.9%

55,000	Altria Group, Inc.	2,267,100
52,620	Anheuser-Busch Cos., Inc.	2,712,035
12,000	(1) Coach, Inc.	696,480
70,745	Coca-Cola Co.	3,078,822
1,594	Colgate-Palmolive Co.	88,116
35,600	Kimberly-Clark Corp.	1,819,516
105,674	PepsiCo, Inc.	4,706,720
46,041	Procter & Gamble Co.	4,018,919

	Total	19,387,708

	Consumer Services--4.7%

161,940	(1) AOL Time Warner, Inc.	2,649,338
32,350	(1) Comcast Corp., Class A	962,413
97,400	Viacom, Inc., Class B	4,383,000
119,600	(1) Yum! Brands, Inc.	3,546,140

	Total	11,540,891

	Distribution Services--1.3%

100,000	McKesson HBOC, Inc.	3,274,000

	Electronic Technology--7.6%

229,020	(1) Cisco Systems, Inc.	4,385,733
5,851	(1) Dell, Inc.	190,918
143,400	(1) EMC Corp. Mass	1,828,350
Shares		Value
86,986	Hewlett-Packard Co.	$ 1,732,761
205,332	Intel Corp.	5,876,602
25,000	KLA-Tencor Corp.	1,484,000
80,000	National Semiconductor Corp.	2,331,200
20,000	Qlogic Corp.	980,400

	Total	18,809,964

	Energy Minerals--4.7%

10,000	Anadarko Petroleum Corp.	435,000
18,000	Apache Corp.	1,241,640
6,105	ChevronTexaco Corp.	444,871
30,000	ConocoPhillips	1,675,200
122,710	ExxonMobil Corp.	4,626,167
52,600	Marathon Oil Corp.	1,467,014
37,507	Royal Dutch Petroleum Co., ADR	1,682,939

	Total	11,572,831

	Finance--19.0%

30,000	Allstate Corp.	1,072,500
73,450	Ambac Financial Group, Inc.	4,768,374
53,395	American Express Co.	2,405,445
8,400	American International Group, Inc.	500,388
58,900	Bank of America Corp.	4,667,825
24,500	Bear Stearns Cos., Inc.	1,714,510
223,707	Citigroup, Inc.	9,697,698
33,000	Countrywide Financial Corp.	2,239,050
30,000	Equity Office Properties Trust	834,600
43,000	Golden West Financial Corp.	3,709,610
52,000	J.P. Morgan Chase & Co.	1,779,440
52,800	Marsh & McLennan Cos., Inc.	2,640,000
10,000	Merrill Lynch & Co., Inc.	537,800
20,000	Metropolitan Life Insurance Co.	568,400
38,000	SouthTrust Corp.	1,101,620
3,275	SunTrust Banks, Inc.	200,201
60,000	UNUMProvident Corp.	846,000
67,600	Union Planters Corp.	2,156,440
3,091	Wachovia Corp.	130,286
85,650	Washington Mutual, Inc.	3,338,637
41,200	Wells Fargo & Co.	2,065,768

	Total	46,974,592

Shares		Value
	COMMON STOCKS--continued
	Health Services--0.9%
4,753	(1) Medco Health Solutions, Inc.	$ 126,917
41,000	UnitedHealth Group, Inc.	2,026,630

	Total	2,153,547

	Health Technology--10.8%

81,581	Abbott Laboratories	3,287,714
60,000	(1) Amgen, Inc.	3,954,000
9,126	Bristol-Myers Squibb Co.	231,527
83,656	Johnson & Johnson	4,147,665
20,080	Lilly (Eli) & Co.	1,335,922
1,480	Medtronic, Inc.	73,378
39,415	Merck & Co., Inc.	1,983,363
190,157	Pfizer, Inc.	5,689,498
68,000	(1) Watson Pharmaceuticals, Inc.	2,794,800
5,764	Wyeth	246,987
54,912	(1) Zimmer Holdings, Inc.	2,841,147

	Total	26,586,001

	Industrial Services--0.7%

34,500	Schlumberger Ltd.	1,708,095

	Miscellaneous--3.0%

72,000	S&P Depositary Receipts Trust, ADR	7,303,680

	Non-Energy Minerals--1.3%

112,802	Alcoa, Inc.	3,221,625

	Process Industries--1.4%

61,716	Dow Chemical Co.	2,131,053
3,663	Du Pont (E.I.) de Nemours & Co.	163,883
20,000	Sigma-Aldrich Corp.	1,095,000

	Total	3,389,936

	Producer Manufacturing--7.9%

25,000	3M Co.	3,561,750
15,000	Caterpillar, Inc.	1,077,450
3,500	Dover Corp.	133,070
13,400	Emerson Electric Co.	747,184
200,000	General Electric Co.	5,914,000
3,500	Honeywell International, Inc.	101,465
33,000	Molex, Inc.	970,860
20,000	PACCAR, Inc.	1,704,000
35,000	Tyco International Ltd.	720,300
56,000	United Technologies Corp.	4,494,000

	Total	19,424,079

Shares		Value
	Retail Trade--7.6%

5,300	Home Depot, Inc.	$ 170,448
57,000	Sherwin-Williams Co.	1,714,560
75,000	SUPERVALU, Inc.	1,807,500
344,000	TJX Cos., Inc.	7,451,040
2,016	Target Corp.	81,850
129,400	Wal-Mart Stores, Inc.	7,656,598

	Total	18,881,996

	Technology Services--9.4%

92,000	Electronic Data Systems Corp.	2,008,360
100,000	First Data Corp., Class	3,840,000
77,044	International Business Machines Corp.	6,318,378
320,000	Microsoft Corp.	8,486,400
44,500	(1) Symantec Corp.	2,555,635

	Total	23,208,773

	Transportation--1.6%

34,000	Burlington Northern Santa Fe	963,900
45,000	FedEx Corp.	3,019,500

	Total	3,983,400

	Utilities--2.5%

34,000	Constellation Energy Group	1,237,260
4,510	DQE, Inc.	66,523
55,700	DTE Energy Co.	1,944,487
39,300	Exelon Corp.	2,314,770
15,000	NICOR, Inc.	509,850
7,611	NiSource, Inc.	147,197

	Total	6,220,087

	TOTAL COMMON STOCKS (identified cost $182,216,108)	242,119,723

	MUTUAL FUND--0.0%

100,000	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	100,000
Principal Amount		Value
	REPURCHASE AGREEMENT--1.4%
$3,378,000

Joint repurchase agreement with State Street Corp., dated 8/29/2003, due 9/2/2003 at 0.93% collateralized by a U.S. Treasury Obligation with maturity of 1/31/2005 (repurchase proceeds $3,378,349) (cost of $3,378,000)

		$ 3,378,000

	TOTAL INVESTMENTS--99.5% (identified cost $185,594,108)	245,597,723

	OTHER ASSETS AND LIABILITIES--NET--0.5%	1,172,840

	TOTAL NET ASSETS--100%	$ 246,770,563

LOUISIANA MUNICIPAL INCOME FUND

Principal Amount		Credit Rating (3)	Value
	(2) LONG-TERM MUNICIPALS--97.2%
	Louisiana--97.2%
$ 1,000,000	Bossier City, LA, Revenue Bonds, 5.00% (FGIC INS), 12/1/2019	AAA	$ 1,019,420
500,000	Bossier City, LA, Revenue Refunding Bonds, 5.20% (FGIC INS)/(Original Issue Yield: 5.35%), 11/1/2014	AAA	535,375
1,000,000	Calcasieu Parish, LA, IDB, Sales Tax, 5.50% (FSA INS), 11/1/2019	AAA	1,066,040
85,000	East Baton Rouge, LA, Mortgage Finance Authority, Revenue Refunding Bonds, 4.80% (GNMA Collateralized Home Mortgage Program COL), 10/1/2004	NR	86,947
265,000	East Baton Rouge, LA, Mortgage Finance Authority, SFM Purchasing Revenue Bonds (Series B), 5.40% (FNMA COL), 10/1/2025	NR	266,245
130,000	East Baton Rouge, LA, Mortgage Finance Authority, SFM Revenue Refunding Bonds (Series C), 7.00%, 4/1/2032	NR	130,701
750,000	East Baton Rouge Parish, LA, Refunding Revenue Bonds, 5.00% (FGIC INS)/(Original Issue Yield: 4.72%), 2/1/2013	AAA	789,135
1,500,000	East Baton Rouge Parish, LA, Refunding Revenue Bonds, 5.40% (FGIC INS)/(Original Issue Yield: 5.85%), 2/1/2018	AAA	1,590,675
Principal Amount		Credit Rating (3)	Value
$1,250,000	East Baton Rouge Parish, LA, Sales & Use Tax Revenue Bonds (Series ST), 5.90% (FGIC INS), 2/1/2017	AAA	$ 1,350,050
1,000,000	Ernest N Morial-New Orleans, LA, Exhibit Hall Authority, Special Tax Refunding Bonds (Series C), 5.50% (MBIA INS)/(Original Issue Yield: 5.58%), 7/15/2018	AAA	1,073,240
1,200,000	Ernest N Morial-New Orleans, LA, Exhibit Hall Authority, Special Tax Refunding Bonds (series C), 5.60% (MBIA INS)/(Original Issue Yield: 5.65%), 7/15/2025	AAA	1,264,500
1,300,000	Harahan, LA, Refunding Bonds, 6.10%, 6/1/2024	AA	1,405,495
680,000	Jefferson, LA, Sales Tax District Special Sales Tax Revenue, (Series B), 5.75% (AMBAC INS)/(Original Issue Yield: 5.20%), 12/1/2014	AAA	763,694
2,000,000	Jefferson Parish, LA, Home Mortgage Authority, Refunding Revenue Bond (Series A), 6.15% (FNMA and GNMA COL), 6/1/2028	AAA	2,104,440
500,000	Jefferson Parish, LA, Home Mortgage Authority, Revenue Bonds, 5.85% (FNMA COL)/(GNMA LOC), 12/1/2028	AAA	511,550
1,000,000	Jefferson Parish, LA, Hospital Service District No. 2, Refunding Revenue Bonds, 5.75% (MBIA INS)/(Original Issue Yield: 6.05%), 7/1/2016	AAA	1,022,900
Principal Amount		Credit Rating (3)	Value
	(2) LONG-TERM MUNICIPALS--continued
	Louisiana--continued
$1,000,000	Jefferson Parish, LA, School Board, GO UT Bonds, 5.10% accrual (FSA INS)/(Original Issue Yield: 5.10%), 3/1/2010	AAA	$ 777,310
500,000	Lafayette Parish, LA, School Board, Refunding Revenue Bonds, 4.50% (FGIC INS)/(Original Issue Yield: 4.85%), 4/1/2008 (@101.5)	AAA	514,655
1,500,000	Lafayette, LA, Public Improvement Sales Tax, (Series A), 5.625% (FGIC INS)/(Original Issue Yield: 5.69%), 3/1/2025	AAA	1,585,665
1,305,000	Lafayette, LA, Public Power Authority, (Series A), 5.00% (AMBAC INS)/(Original Issue Yield: 2.47%), 11/1/2008	AAA	1,445,287
1,650,000	Louisiana HFA, Multifamily Housing Revenue Refunding Bonds (Series A), 6.10% (Woodward Wright Apartments Project)/(GNMA COL), 12/20/2018	NR	1,666,401
350,000	Louisiana HFA, Multifamily Housing Revenue Refunding Bonds, 5.85% (Woodward Wright Apartments Project)/(GNMA COL), 12/20/2008	NR	356,153
Principal Amount		Credit Rating (3)	Value
$1,000,000	Louisiana HFA, Multifamily Housing Revenue Refunding Bonds, 6.20% (Woodward Wright Apartments Project)/(GNMA COL), 6/20/2028	NR	$ 1,010,140
1,000,000	Louisiana HFA, Revenue Bond, 7.10% (Villa Maria Retirement Center)/(GNMA COL), 1/20/2035	AAA	1,060,650
105,000	Louisiana HFA, SFM Revenue Bonds (Series A-2), 6.55%, 12/1/2026	NR	107,044
1,000,000	Louisiana Local Government Environmental Facilities Community Development Authority, (Series A) Revenue Bonds, 5.20% (Original Issue Yield: 5.30%), 6/1/2031	Aaa	1,008,570
750,000	Louisiana Local Government Environmental Facilities Community Development Authority, Refunding Revenue Bonds, 2.875% (MBIA INS)/(Original Issue Yield: 2.79%), 12/1/2010	AAA	707,707
1,500,000	Louisiana Local Government Environmental Facilities Community Development Authority, Refunding Revenue Bonds, 5.00% (MBIA INS), 12/1/2032	AAA	1,469,610
Principal Amount		Credit Rating (3)	Value
	(2) LONG-TERM MUNICIPALS--continued
	Louisiana--continued
$1,500,000	Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, 5.25% (AMBAC INS), 12/1/2018	AAA	$ 1,593,225
1,000,000	Louisiana PFA Hospital Revenue, Revenue Bond, 5.00% (Franciscan Missionaries of Our Lady Health System)/(MBIA INS)/(Original Issue Yield: 5.24%), 7/1/2019	AAA	996,680
215,000	Louisiana PFA Hospital Revenue, Refunding Revenue Bonds, 5.00% (Louisiana Health System Corporate Project)/(FSA INS)/(Original Issue Yield: 5.10%), 10/1/2013	AAA	222,643
2,045,000	Louisiana PFA, Multifamily Housing Revenue Bonds (Series A), 7.50% (FHLMC COL), 6/1/2021	AAA	2,142,649
1,045,000	Louisiana PFA, (Series A) Revenue Refunding Bonds, 5.125% (Tulane University, LA)/(Original Issue Yield: 5.25%), 7/1/2027	AAA	1,050,538
1,000,000	Louisiana PFA, (Series A-2), 5.125% (Original Issue Yield: 5.24%), 11/15/2017	AAA	1,043,660
1,500,000	Louisiana PFA, 4.50%, 10/15/2010	AAA	1,583,475
Principal Amount		Credit Rating (3)	Value
$1,000,000	Louisiana PFA, Revenue Bond, 5.00% (FSA INS)/(Original Issue Yield: 5.38%), 8/1/2017	AAA	$ 1,031,220
500,000	Louisiana PFA, Revenue Bonds, 5.10% (Tulane University, LA)/(MBIA INS)/(Original Issue Yield: 5.27%), 11/15/2021	AAA	506,865
1,500,000	Louisiana PFA, Revenue Bond, 5.25% (Xavier University of LA Project)/(MBIA INS), 9/1/2027	AAA	1,515,840
750,000	Louisiana PFA, Revenue Bond, 6.00% (General Health, Inc.)/(MBIA INS)/(Original Issue Yield: 6.15%), 11/1/2012	AAA	767,528
1,000,000	Louisiana PFA, Revenue Refunding Bonds, 5.45% (AMBAC INS)/(Original Issue Yield: 5.45%), 2/1/2013	NR	1,016,750
1,890,000	Louisiana PFA, Revenue Refunding Bonds (Series A), 6.75% (Bethany Home Project)/(FHA INS), 8/1/2025	AAA	1,929,293
20,000	Louisiana PFA, Student Opportunity Loans Revenue Bonds (Series A), 6.80% (FSA INS), 1/1/2006	AAA	20,251
20,000	Louisiana PFA, Student Opportunity Loans Revenue Bonds (Series A), 6.85% (FSA INS), 1/1/2009	AAA	20,174
2,445,000	Louisiana Stadium and Expo District, (Series B), 4.75% (FGIC INS)/(Original Issue Yield: 5.03%), 7/1/2021	AAA	2,428,863
Principal Amount		Credit Rating (3)	Value
	(2) LONG-TERM MUNICIPALS--continued
	Louisiana--continued
$ 500,000	Louisiana Stadium and Expo District, Hotel Occupancy Tax and Stadium Revenue Refunding Bonds (Series A), 6.00% (FGIC INS), 7/1/2016	AAA	$ 530,850
1,500,000	Louisiana Stadium and Expo District, Revenue Bonds, 5.75% (FGIC INS)/(Original Issue Yield: 5.85%), 7/1/2026	AAA	1,691,055
1,500,000	Louisiana State, (Series A), 5.00% (FGIC INS)/(Original Issue Yield: 5.23%), 11/15/2015	AAA	1,570,575
1,000,000	Louisiana State, (Series A), 5.00% (FGIC INS)/(Original Issue Yield: 5.42%), 11/15/2019	AAA	1,022,090
1,000,000	Louisiana State, GO UT Bonds (Series B), 5.00% (FSA INS)/(Original Issue Yield: 5.17%), 4/15/2018	AAA	1,024,300
900,000	Louisiana State, GO UT, 5.125% (FGIC INS)/(Original Issue Yield: 5.30%), 4/15/2009	AAA	981,990
500,000	Louisiana State Office Facilities, Revenue Bonds, 5.375% (MBIA INS)/(Original Issue Yield: 5.43%), 3/1/2019	AAA	525,615
Principal Amount		Credit Rating (3)	Value
$1,250,000	Louisiana State University and Agricultural and Mechanical College, University & College Improvement Revenue Refunding Bonds, 5.00% (University of New Orleans Project)/(AMBAC INS), 10/1/2030	AAA	$ 1,236,225
1,370,000	Monroe, LA, Sales & Use Tax, Revenue Bond, (Series A), 4.70% (FGIC INS), 7/1/2021	AAA	1,344,121
2,000,000	New Orleans, LA, Audubon Park, GO LT Bonds, 6.00% (FGIC INS)/(Original Issue Yield: 6.25%), 10/1/2013	AAA	2,048,100
250,000	New Orleans, LA, Aviation Board, Refunding Revenue Bonds, 6.00% (FSA INS)/(Original Issue Yield: 6.16%), 9/1/2019	AAA	262,100
2,000,000	New Orleans, LA, GO UT, 5.125% (MBIA INS)/(Original Issue Yield: 5.29%), 9/1/2012 (@100)	AAA	2,045,160
1,900,000	New Orleans, LA, GO Refunding Bond, 6.20% (AMBAC INS)/(Original Issue Yield: 6.30%), 10/1/2021	AAA	2,077,764
4,750,000	New Orleans, LA, GO UT Capital Appreciation Bonds, (AMBAC INS)/(Original Issue Yield: 7.10%), 9/1/2013	AAA	3,040,143
Principal Amount		Credit Rating (3)	Value
	(2) LONG-TERM MUNICIPALS--continued
	Louisiana--continued
$ 980,000	New Orleans, LA, GO UT Refunding Bonds, 5.875% (AMBAC INS)/(Original Issue Yield: 6.00%), 10/1/2011	AAA	$ 1,070,297
1,000,000	New Orleans, LA, Home Mortgage Authority, Special Obligation Revenue Bonds, 6.25% (United States Treasury COL)/(Original Issue Yield: 6.518%), 1/15/2011	NR	1,153,030
65,000	New Orleans, LA, Housing Development Corp., Multifamily Housing Refunding Revenue Bonds, 7.375% (FNMA COL)/(Original Issue Yield: 7.499%), 8/1/2005	AAA	65,772
205,000	New Orleans, LA, Housing Development Corp., Multifamily Housing Revenue Bonds, 7.375% (Southwood Patio)/(FNMA COL)/(Original Issue Yield: 7.50%), 8/1/2005	AAA	205,791
1,145,000	Orleans, LA, Levee District, Refunding Revenue Bonds (Series A), 5.95% (FSA INS)/(Original Issue Yield: 6.039%), 11/1/2014	AAA	1,277,877
Principal Amount		Credit Rating (3)	Value
$ 790,000	Ouachita Parish, LA, East Ouachita Parish School District, (GO UT), 5.75% (FGIC INS)/(Original Issue Yield: 5.78%), 3/1/2020	AAA	$ 861,843
780,000	Ouachita Parish, LA, East Ouachita Parish School District, (GO UT), 5.75% (FGIC INS)/(Original Issue Yield: 5.81%), 3/1/2021	AAA	845,801
1,020,000	Ouachita Parish, LA, East Ouachita Parish School District, (GO UT), 5.75% (FGIC INS)/(Original Issue Yield: 5.85%), 3/1/2024	AAA	1,096,806
1,000,000	Rapides Parish, LA, Consolidated School District No. 62, GO UT (Series A), 5.00% (Original Issue Yield: 5.00%), 3/1/2018	AAA	1,020,720
2,500,000	Rapides Parish, LA, Industrial Development, Refunding Revenue Bonds, 5.875% (AMBAC INS)/(Original Issue Yield: 5.95%), 9/1/2029	AAA	2,708,050
1,000,000	Shreveport, LA, GO UT Public Improvement Bonds, 5.00%, 3/1/2017	AAA	1,029,690
870,000	Shreveport, LA, GO UT (Series A), 4.00% (Original Issue Yield: 4.03%), 11/1/2012	AAA	874,707
750,000	Shreveport, LA, Revenue Bonds (Series A), 5.375% (FSA INS), 1/1/2028	AAA	751,335
500,000	Shreveport, LA, Revenue Bonds (Series B), 5.375% (FSA INS), 1/1/2024	AAA	501,690
Principal Amount		Credit Rating (3)	Value
	(2) LONG-TERM MUNICIPALS--continued
	Louisiana--continued
$ 500,000	St. Charles Parish, LA, Environmental Improvement Revenue Bonds, 5.95% (LA Power & Light Co.)/ (FSA INS)/(Original Issue Yield: 5.986%), 12/1/2023	AAA	$ 514,670
1,000,000	St. Charles Parish, LA, Solid Waste Disposal Revenue Bonds, 7.00% (LA Power & Light Co.)/(AMBAC INS)/ (Original Issue Yield: 7.04%), 12/1/2022	AAA	1,022,920
1,000,000	St. James Parish, LA, GO UT, 5.50% (AMBAC INS), 3/1/2012	AAA	1,022,830
400,000	St. Tammany Parish, LA, Hospital Service District No. 2, Hospital Revenue Refunding Bonds, 6.125% (Connie Lee LOC)/(Original Issue Yield: 6.315%), 10/1/2011	AAA	425,324
1,000,000	St. Tammany Parish, LA, Hospital Service District No. 2, Revenue Bonds, 6.25% (Connie Lee LOC)/(Original Issue Yield: 6.40%), 10/1/2014	AAA	1,065,780
500,000	St. Tammany Parish, LA, Wide School District No. 12, GO UT Bonds, 5.375% (FSA INS), 3/1/2013	AAA	537,820
Principal Amount or Shares		Credit Rating (3)	Value
$ 625,000	State Colleges & Universities, LA, Recreational Facility Improvements, 5.50% (University of Southwestern, LA Cajundome)/(MBIA INS)/(Original Issue Yield: 5.499%), 9/1/2017	AAA	$ 675,713
500,000	State Colleges & Universities, LA, Revenue Bonds, 5.65% (University of Southwestern, LA Cajundome)/(MBIA INS), 9/1/2026	AAA	528,415

	TOTAL LONG-TERM MUNICIPALS (identified cost $78,838,134)		83,216,222

	MUTUAL FUND--1.5%
1,304,910	(4)Tax-Free Obligations Fund, Class IS (at net asset value)		1,304,910

	TOTAL INVESTMENTS-- 98.7% (identified cost $80,143,044)		84,521,132

	OTHER ASSETS AND LIABILITIES--NET--1.3%		1,074,112

	TOTAL NET ASSETS--100%		$ 85,595,244

MID CAP EQUITY FUND

Shares		Value
	COMMON STOCKS--97.5%
	Commercial Services--1.8%
12,600	(1) Dun & Bradstreet Corp.	$ 530,460
1,300	McGraw-Hill Cos., Inc.	79,300
8,550	SEI Investments, Co.	298,395
8,400	Viad Corp.	200,592

	Total	1,108,747

	Communications--0.8%
5,600	CenturyTel, Inc.	194,656
16,500	(1) NEXTEL Communications, Inc., Class A	318,120

	Total	512,776

	Consumer Durables--4.0%
5,200	Centex Corp.	392,184
9,650	D. R. Horton, Inc.	300,308
6,600	(1) Electronic Arts, Inc.	592,350
11,800	Harley Davidson, Inc.	587,876
5,400	Lennar Corp., Class A	363,150
4,100	(1) Mohawk Industries, Inc.	299,136

	Total	2,535,004

	Consumer Non-Durables--4.2%
20,800	Blyth Industries, Inc.	584,064
10,200	(1) Coach, Inc.	592,008
4,800	(1) Constellation Brands, Inc., Class A	138,000
9,900	(1) Dean Foods Co.	287,595
14,280	Hormel Foods Corp.	308,448
20,800	McCormick & Co., Inc.	555,360
18,000	Tyson Foods, Inc., Class A	201,600

	Total	2,667,075

	Consumer Services--8.4%
17,600	(1) Apollo Group, Inc., Class A	1,127,632
8,569	(1) Cendant Corp.	154,071
4,500	(1) DeVRY, Inc.	116,775
3,150	Dow Jones & Co.	133,781
3,600	(1) Education Management Corp.	220,176
4,400	(1) Entercom Communication Corp.	221,452
17,300	Gtech Holdings Corp.	733,174
Shares		Value
4,500	Media General, Inc., Class A	$ 272,745
3,700	(1) Papa Johns International, Inc.	93,240
10,000	(1) Pixar, Inc.	728,300
5,000	Readers Digest Association, Inc., Class A	60,850
29,360	Ruby Tuesday, Inc.	668,527
800	Washington Post Co., Class B	556,824
6,900	(1) Westwood One, Inc.	221,490

	Total	5,309,037

	Distribution Services--2.1%
15,600	(1) Avnet, Inc.	281,580
5,600	CDW Corp.	289,016
4,900	(1) Henry Schein, Inc.	283,318
9,300	(1) Patterson Dental Co.	505,827

	Total	1,359,741

	Electronic Technology--8.9%
14,700	(1) Altera Corp.	329,868
8,200	(1) Cypress Semiconductor Corp.	152,274
11,700	Harris Corp.	388,440
10,300	Imation Corp.	370,285
3,000	(1) International Rectifier Corp.	124,770
15,600	(1) Jabil Circuit, Inc.	439,140
10,100	(1) L-3 Communications Holdings, Inc.	516,009
9,400	Linear Technology Corp.	387,468
16,500	(1) MKS Instruments, Inc.	454,080
17,600	Microchip Technology, Inc.	492,976
1,100	Northrop Grumman Corp.	105,028
19,800	(1) Plantronics, Inc.	500,346
30,700	(1) Rambus, Inc.	511,462
24,800	(1) Storage Technology Corp.	635,128
15,750	(1) Vishay Intertechnology, Inc.	259,403

	Total	5,666,677

	Energy Minerals--2.9%
11,300	Apache Corp.	779,474
3,200	Ashland, Inc.	105,792
5,095	(1) Cimarex Energy Co.	110,816
7,000	Noble Energy, Inc.	277,130
13,550	Valero Energy Corp.	533,870

	Total	1,807,082

Shares		Value
	COMMON STOCKS--continued
	Finance--18.9%
15,663	Amsouth Bancorporation	$ 337,381
8,800	Astoria Financial Corp.	282,832
5,337	Bear Stearns Cos., Inc.	373,483
13,500	Capital One Financial Corp.	720,900
7,900	City National Corp.	408,430
9,000	Countrywide Financial Corp.	610,650
8,500	Everest Re Group Ltd.	623,050
22,737	Fidelity National Financial, Inc.	657,099
8,009	Fifth Third Bancorp	469,327
23,700	First American Financial Corp.	573,066
11,200	First Tennessee National Corp.	463,120
30,700	Greenpoint Financial Corp.	1,040,116
16,500	HRPT Properties Trust	149,655
16,900	Hospitality Properties Trust	526,266
4,750	(1) Investment Technology Group, Inc.	86,640
8,300	M & T Bank Corp.	699,192
13,400	Marshall & Ilsley Corp.	415,400
8,000	Mercantile Bankshares Corp.	326,800
9,300	(1) NCO Group, Inc.	197,253
22,100	North Fork Bancorp, Inc.	746,317
8,300	Old Republic International Corp.	278,797
20,300	PMI Group, Inc.	718,214
16,400	Radian Group, Inc.	780,476
5,500	Ryder Systems, Inc.	165,165
8,400	TCF Financial Corp.	386,316

	Total	12,035,945

	Health Services--3.8%
7,537	(1) Anthem, Inc.	551,708
10,900	(1) Express Scripts, Inc., Class A	706,429
2,500	(1) PacifiCare Health Systems, Inc.	124,500
10,100	(1) Quest Diagnostic, Inc.	606,000
8,800	(1) Universal Health Services, Inc., Class B	438,064

	Total	2,426,701

	Health Technology--8.0%
9,670	Allergan, Inc.	768,378
3,100	(1) Barr Laboratories, Inc.	209,777
17,600	(1) Gilead Sciences, Inc.	1,173,920
8,600	Hillenbrand Industries, Inc.	465,690
7,800	(1) IDEC Pharmaceuticals Corp.	271,050
11,300	(1) Invitrogen Corp.	651,671
Shares		Value
11,900	Mylan Laboratories, Inc.	$ 433,160
25,300	(1) VISX, Inc.	506,506
11,000	(1) Varian Medical Systems, Inc.	614,350

	Total	5,094,502

	Industrial Services--3.8%
15,600	(1) BJ Services Co.	582,972
16,300	ENSCO International, Inc.	455,585
5,600	(1) FMC Technologies, Inc.	132,552
9,400	Granite Construction, Inc.	182,924
16,200	Helmerich & Payne, Inc.	473,850
6,000	(1) Nabors Industries Ltd.	240,900
6,800	Overseas Shipholding Group, Inc.	176,188
5,100	(1) Weatherford International Ltd.	191,658

	Total	2,436,629

	Miscellaneous--0.8%
5,200	S&P Depositary Receipts Trust, ADR	493,480

	Non-Energy Minerals--1.5%
5,074	Georgia-Pacific Corp.	117,565
3,000	Martin Marietta Materials	114,690
13,500	Rayonier, Inc.	535,005
4,280	Vulcan Materials Co.	177,235

	Total	944,495

	Process Industries--3.0%
4,500	Air Products & Chemicals, Inc.	212,940
17,200	Albemarle Corp.	480,740
9,295	Cabot Corp.	252,731
1,900	(1) Cabot Microelectronics Corp.	123,861
18,700	(1) Cytec Industries, Inc.	701,063
9,000	Glatfelter (P.H.) Co.	116,370

	Total	1,887,705

	Producer Manufacturing--5.4%
13,900	AMETEK, Inc.	583,244
5,400	(1) American Standard Cos.	433,026
4,650	Cummins Engine Co., Inc.	231,756
8,100	(1) Energizer Holdings, Inc.	297,918
2,900	Harsco Corp.	113,071
2,900	Ingersoll-Rand Co., Class A	172,608
4,300	Johnson Controls, Inc.	425,700
8,200	(1) Lear Corp.	455,510
8,800	(1) SPX Corp.	434,280
Shares		Value
	COMMON STOCKS--continued
	Producer Manufacturing--continued
3,700	Teleflex, Inc.	$ 175,491
4,560	Trinity Industries, Inc.	120,019

	Total	3,442,623

	Retail Trade--6.4%
12,100	(1) Abercrombie & Fitch Co., Class A	368,324
9,860	(1) Bed Bath & Beyond, Inc.	424,276
20,300	Claire's Stores, Inc.	701,365
3,100	Michaels Stores, Inc.	140,895
7,700	Pier 1 Imports, Inc.	158,389
5,600	(1) Rent-A-Center, Inc.	449,064
18,400	Ross Stores, Inc.	926,992
15,300	Ruddick Corp.	253,827
16,020	Tiffany & Co.	623,498

	Total	4,046,630

	Technology Services--4.8%
8,800	(1) Affiliated Computer Services, Inc., Class A	436,568
9,100	(1) DST Systems, Inc.	360,360
6,700	First Data Corp.	257,280
15,700	(1) Intuit, Inc.	711,524
23,700	(1) Sunguard Data Systems, Inc.	668,340
11,000	(1) Symantec Corp.	631,730

	Total	3,065,802

	Transportation--1.3%
6,900	C.H. Robinson Worldwide, Inc.	261,993
7,900	CNF Transportation, Inc.	234,630
8,000	Expeditors International Washington, Inc.	301,680

	Total	798,303

	Utilities--6.7%
11,300	Black Hills Corp.	366,233
19,400	Energy East Corp.	418,846
18,700	MDU Resources Group, Inc.	634,865
10,354	NSTAR	461,788
14,700	National Fuel Gas Co.	340,305
23,100	NiSource, Inc.	446,754
11,300	PNM Resources, Inc.	309,620
Shares or Principal Amount		Value
21,670	Questar Corp.	$695,174
8,200	SCANA Corp.	278,800
11,300	Wisconsin Energy Corp.	329,282

	Total	4,281,667

	TOTAL COMMON STOCKS (identified cost $54,386,596)	61,920,621

	MUTUAL FUND--0.1%
100,000	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	100,000

	REPURCHASE AGREEMENT--2.3%
$1,451,000	Repurchase agreement with State Street Corp., dated 8/29/2003 due 9/2/2003 at 0.93%, collateralized by a U.S. Treasury Obligation with maturity of 1/31/2005 (repurchase proceeds $1,451,150) (cost of $1,451,000)	1,451,000

	TOTAL INVESTMENTS--99.9% (identified cost $55,937,596)	63,471,621

	OTHER ASSETS AND LIABILITIES--NET--0.1%	57,593

	TOTAL NET ASSETS--100%	$63,529,214

TOTAL RETURN BOND FUND

Principal Amount		Value
	CORPORATE BONDS--37.3%
	Consumer Durables--5.3%
$1,500,000	Ford Motor Co., Note, 7.25%, 10/1/2008	$ 1,522,830
1,000,000	General Motors Corp., Bond, 6.25%, 5/1/2005	1,033,940

	Total	2,556,770

	Consumer Non-Durables--3.2%
1,500,000	Nabisco, Inc., Note, 6.375%, 2/1/2035	1,572,690

	Finance--16.7%
1,000,000	Aflac, Inc., 6.50%, 4/15/2009	1,100,910
1,250,000	American Express Co., Sr. Unsub., 6.75%, 6/23/2004	1,304,175
500,000	Boeing Capital Corp., Sr. Note, Series MTN, 5.40%, 11/30/2009	505,680
750,000	CIT Group, Inc., Deb., 5.875%, 10/15/2008	785,910
1,000,000	Lehman Brothers, Inc., Bond, 6.50%, 4/15/2008	1,097,760
1,500,000	Old Republic International Corp., Deb., 7.00%, 6/15/2007	1,626,210
1,500,000	Swiss Bank Corp. New York, Sub. Note, 7.25%, 9/1/2006	1,682,970

	Total	8,103,615

	Process Industries--2.2%
1,000,000	Lubrizol Corp., 5.875%, 12/1/2008	1,070,870

	Retail Trade--6.6%
1,000,000	Dayton-Hudson Corp., Note, 7.50%, 7/15/2006	1,120,760
500,000	Target Corp., Note, 5.375%, 6/15/2009	527,280
1,500,000	Wal-Mart Stores, Inc., Unsecd. Note, 6.55%, 8/10/2004	1,572,150

	Total	3,220,190

Principal Amount		Value
	Technology Services--3.3%
$1,000,000	First Data Corp., Note, 5.80%, 12/15/2008	$ 1,084,490
500,000	International Business Machines Corp., Sr. Note, 5.25%, 12/1/2003	505,090

	Total	1,589,580

	TOTAL CORPORATE BONDS (identified cost $17,046,507)	18,113,715

	GOVERNMENT AGENCIES--28.4%
	Federal Home Loan Bank--1.3%
550,000	7.01%, 6/14/2006	613,360

	Federal Home Loan Mortgage Corporation--4.6%
2,000,000	Unsecd. Note, 6.75%, 9/15/2029	2,229,700

	(5) Federal Home Loan Mortgage Corporation--2.1%
1,000,000	Federal Home Loan Mortgage Corp., Pool E98632, 5.00%, 8/1/2018	1,003,440

	Federal National Mortgage Association--12.5%
1,500,000	Note, 6.00%, 12/15/2005	1,620,540
1,000,000	Unsecd. Note, 6.50%, 8/15/2004	1,048,020
2,000,000	Unsecd. Note, 7.125%, 3/15/2007	2,276,340
1,000,000	Unsecd. Note, 7.125%, 6/15/2010	1,154,340

	Total	6,099,240

	(5) Federal National Mortgage Association--0.0%
3,031	Pool 76204, 11.00%, 6/1/2019	3,332
3,456	Pool 85131, 11.00%, 5/1/2017	3,893

	Total	7,225

	(5) Government National Mortgage Association 15-Year--0.7%
318,191	Pool 420153, 7.00%, 9/15/2010	341,858
Principal Amount		Value
	GOVERNMENT AGENCIES--continued
	(5) Government National Mortgage Association 30-Year--7.2%
$18,695	Pool 147875, 10.00%, 3/15/2016	$ 20,933
54,875	Pool 168511, 8.00%, 7/15/2016	60,105
16,310	Pool 174673, 8.00%, 8/15/2016	17,814
12,477	Pool 177145, 8.00%, 1/15/2017	13,666
1,298	Pool 188080, 8.00%, 9/15/2018	1,421
7,908	Pool 212047, 8.00%, 5/15/2017	8,674
9,277	Pool 212660, 8.00%, 4/15/2017	10,161
31,843	Pool 216950, 8.00%, 6/15/2017	34,928
10,568	Pool 217533, 8.00%, 5/15/2017	11,542
6,216	Pool 225725, 10.00%, 9/15/2020	6,985
11,357	Pool 227430, 9.00%, 8/15/2019	12,657
4,690	Pool 253449, 10.00%, 10/15/2018	5,271
17,131	Pool 279619, 10.00%, 9/15/2019	19,246
2,394	Pool 283261, 9.00%, 11/15/2019	2,673
6,315	Pool 287853, 9.00%, 4/15/2020	7,037
3,835	Pool 288967, 9.00%, 4/15/2020	4,262
19,332	Pool 288994, 9.00%, 5/15/2020	21,483
6,720	Pool 289082, 9.00%, 4/15/2020	7,488
10,221	Pool 291100, 9.00%, 5/15/2020	11,431
75,558	Pool 302101, 7.00%, 6/15/2024	80,611
86,714	Pool 345031, 7.00%, 10/15/2023	92,594
100,936	Pool 345090, 7.00%, 11/15/2023	107,686
51,127	Pool 360772, 7.00%, 2/15/2024	54,674
17,316	Pool 382074, 7.00%, 9/15/2025	18,517
57,473	Pool 404653, 7.00%, 9/15/2025	61,226
85,973	Pool 408884, 7.00%, 9/15/2025	91,588
72,883	Pool 410108, 7.00%, 9/15/2025	77,644
106,399	Pool 410786, 7.00%, 9/15/2025	113,414
237,861	Pool 415427, 7.50%, 8/15/2025	254,735
80,793	Pool 415865, 7.00%, 9/15/2025	86,070
Principal Amount or Shares		Value
$271,578	Pool 418781, 7.00%, 9/15/2025	$ 289,486
210,488	Pool 420157, 7.00%, 10/15/2025	224,367
659,927	Pool 532641, 7.00%, 12/15/2030	698,493
921,854	Pool 780717, 7.00%, 2/15/2028	980,337

	Total	3,509,219

	TOTAL GOVERNMENT AGENCIES (identified cost $12,230,967)	13,804,042

	LONG-TERM MUNICIPALS--8.6%
1,175,000	Liberal, KS, GO UT (Series 2), 6.50% Bonds (FSA INS), 12/1/2010	1,280,468
2,000,000	New Orleans, LA Aviation Board, Revenue Bonds, 7.10% (AMBAC INS), 10/1/2027	2,096,160
360,000	Vail, CO Sales Tax Revenue, Refunding Revenue Bonds, 6.00% (MBIA INS), 12/1/2006	392,540
350,000	Vail, CO Sales Tax Revenue, Refunding Revenue Bonds, 6.05% (MBIA INS), 12/1/2007	383,562

	TOTAL LONG-TERM MUNICIPALS (identified cost $3,870,180)	4 ,152,730

	TREASURY SECURITIES--18.6%
	U.S. Treasury Bond--8.9%
1,250,000	6.125%, 11/15/2027	1,377,350
1,000,000	11.875%, 11/15/2003	1,021,600
1,300,000	12.50%, 8/15/2014	1,907,139

	Total	4,306,089

	U.S. Treasury Note--9.7%
4,500,000	5.875%, 11/15/2004	4,736,250

	TOTAL TREASURY SECURITIES (identified cost $9,236,430)	9,042,339

	MUTUAL FUND--0.2%
97,000	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	97,000

Principal Amount		Value
	REPURCHASE AGREEMENT--5.5%
$2,688,000

Repurchase agreement with State Street Corp., dated 8/29/2003 due 9/2/2003 at 0.93%, collateralized by a U.S. Treasury Obligation with maturity of 1/31/2005 (repurchase proceeds $2,688,278) (cost of $2,688,000)

		$ 2,688,000

	TOTAL INVESTMENTS--98.6% (identified cost $45,169,084)	47,897,826

	OTHER ASSETS AND LIABILITIES--NET--1.4%	665,254

	TOTAL NET ASSETS--100%	$48,563,080

U.S. GOVERNMENT INCOME FUND

Principal Amount		Value

	LONG-TERM OBLIGATIONS--99.3%

	Corporate Bonds--17.9%
$1,200,000	Bear Stearns Cos., Inc., 6.150%, 3/2/2004	$ 1,229,268
2,000,000	Boeing Capital Corp., 6.350%, 11/15/2007	2,154,320
1,500,000	CIT Group, Inc., 5.570%, 12/8/2003	1,515,540
2,000,000	Computer Sciences Corp., 7.375%, 6/15/2011	2,312,380
1,000,000	Ford Motor Credit Co., 6.125%, 3/20/2004	1,020,630
875,000	Ford Motor Credit Co., 7.530%, 7/16/2004	910,481
1,500,000	GE Global Insurance, 7.500%, 6/15/2010	1,674,135
2,500,000	General Electric Capital Corp., 2.850%, 1/30/2006	2,520,200
1,000,000	Ingersoll-Rand Co., 6.250%, 5/15/2006	1,087,710
1,000,000	J.P. Morgan & Co., Inc., 6.000%, 1/15/2009	1,076,920
500,000	Wal-Mart Stores, Inc., 4.150%, 6/15/2005	517,370

	Total	16,018,954

	Federal Farm Credit System--2.2%
2,000,000	4.450%, 8/27/2010	1,993,860

	Federal Home Loan Bank--5.8%

2,000,000	2.250%, 8/13/2004	2,015,800
2,000,000	5.980%, 6/18/2008	2,194,360
850,000	7.010%, 6/14/2006	947,920

	Total	5,158,080

	Federal Home Loan Mortgage Corporation--8.1%

3,000,000	2.500%, 12/4/2006	2,938,350
1,700,000	3.375%, 3/17/2006	1,701,802
1,000,000	5.750%, 4/29/2009	1,024,930
1,500,000	5.825%, 2/9/2006	1,616,865

	Total	7,281,947

	(5) Federal Home Loan Mortgage Corporation REMIC--0.0%
1,311	9.500%, 1/15/2005	1,312

Principal Amount		Value
	(5) Federal Home Loan Mortgage Corporation 15-Year--0.0%
$ 2,537	9.500%, 10/1/2004	$ 2,578

	(5) Federal Home Loan Mortgage Corporation 30-Year--0.8%

466,731	6.000%, 11/1/2006	481,900
105,458	8.750%, 2/1/2017	116,136
8,347	9.000%, 6/1/2016	9,221
268	9.000%, 9/1/2016	296
1,252	9.000%, 10/1/2016	1,383
12,737	9.000%, 1/1/2017	14,070
12,049	9.500%, 10/1/2019	13,363
36,297	10.000%, 5/1/2014	40,040
27,813	10.000%, 6/1/2018	31,011
7,363	10.000%, 6/1/2020	8,194

	Total	715,614

	Federal National Mortgage Association--15.1%
2,500,000	1.000%, 5/19/2008	2,426,225
2,100,000	2.000%, 6/4/2008	2,028,222
2,000,000	4.150%, 9/12/2007	2,002,000
4,375,000	4.625%, 12/30/2009	4,337,769
1,000,000	5.750%, 6/15/2005	1,065,760
1,000,000	6.000%, 5/15/2008	1,096,330
465,000	6.460%, 6/29/2012	518,773

	Total	13,475,079

	(5) Federal National Mortgage Association 15-Year--0.2%
120,706	7.000%, 8/1/2012	128,891

	(5) Federal National Mortgage Association 30-Year--2.4%
470,987	5.000%, 4/1/2009	479,229
144,813	6.500%, 1/1/2007	149,294
324,792	6.500%, 1/1/2008	334,636
492,573	7.000%, 12/1/2031	519,049
618,280	7.500%, 7/1/2031	651,704
1,886	8.500%, 2/1/2011	1,913
17,386	9.500%, 8/1/2020	19,336

	Total	2,155,161

Principal Amount		Value
	LONG-TERM OBLIGATIONS--continued

	(5) Government National Mortgage Association 15-Year--3.8%
$ 1,060,478	6.000%, 3/20/2017	$ 1,104,552
299,970	6.500%, 2/15/2017	317,686
1,776,131	7.000%, 12/15/2008	1,892,964
21,979	7.000%, 11/15/2009	23,552
85,928	7.000%, 9/15/2010	92,320

	Total	3,431,074

	Government National Mortgage Association 30-Year--7.2%
408,919	6.500%, 4/15/2029	427,447
659,840	7.000%, 9/15/2023	704,583
853,170	7.000%, 6/20/2030	900,359
405,053	7.000%, 2/15/2032	428,092
743,246	7.000%, 3/15/2032	785,522
128,064	7.500%, 10/15/2022	137,548
226,104	7.500%, 3/15/2026	242,144
343,639	7.500%, 9/15/2026	368,017
192,202	7.500%, 11/20/2029	203,975
261,227	7.500%, 12/20/2029	277,228
199,495	7.500%, 12/20/2030	211,653
317,285	8.000%, 1/15/2022	346,535
215,779	8.000%, 4/15/2022	235,671
197,247	8.000%, 8/15/2022	214,877
34,031	8.000%, 11/15/2022	37,168
239,942	8.000%, 10/15/2029	258,312
148,255	8.000%, 1/20/2030	159,050
150,977	8.000%, 2/20/2030	161,969
215,539	8.000%, 3/20/2030	231,233
34,042	8.500%, 2/20/2025	36,978
50,593	9.000%, 2/15/2020	56,380
20,512	9.500%, 6/15/2020	22,890
32,539	9.500%, 7/15/2020	36,416

	Total	6,484,047

	U.S. Treasury Bonds--14.3%

4,469,280	3.875%, 4/15/2029	5,379,181
1,500,000	6.000%, 2/15/2026	1,624,455
1,500,000	7.250%, 5/15/2016	1,832,820
1,000,000	7.250%, 8/15/2022	1,233,120
500,000	7.875%, 2/15/2021	651,330
300,000	8.500%, 2/15/2020	411,048
Principal Amount or Shares		Value
$ 500,000	8.750%, 5/15/2020	$ 699,845
900,000	10.375%, 11/15/2009	993,942

	Total	12,825,741

	U.S. Treasury Notes--21.5%

4,547,840	3.625%, 1/15/2008	5,009,036
4,500,000	5.625%, 2/15/2006	4,869,855
1,000,000	6.125%, 8/15/2007	1,115,780
1,500,000	6.250%, 2/15/2007	1,673,205
2,000,000	6.500%, 5/15/2005	2,159,680
1,000,000	6.500%, 2/15/2010	1,149,220
1,000,000	7.000%, 7/15/2006	1,125,940
2,000,000	7.500%, 2/15/2005	2,170,000

	Total	19,272,716

	TOTAL LONG-TERM OBLIGATIONS (identified cost $85,636,967)	88,945,054

	MUTUAL FUND--0.2%
143,000	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	143,000

	TOTAL INVESTMENTS--99.5% (identified cost $85,779,967)	89,088,054

	OTHER ASSETS AND LIABILITIES--NET--0.5%	485,196

	TOTAL NET ASSETS--100%	$89,573,250

CASH RESERVE FUND

Principal Amount		Value
	(6) COMMERCIAL PAPER--82.9%
	Agricultural Operations--4.3%

$ 8,000,000	Cargill, Inc., 0.990%, 9/22/2003	$ 7,995,380

	Communications--4.4%
8,000,000	(6)(7) BellSouth Corp., 1.000% - 1.010%, 9/2/2003 - 9/3/2003	7,999,636

	Consumer Durables--4.4%
8,000,000	Toyota Motor Credit Corp., 1.010%, 9/8/2003	7,998,429

	Consumer Non-Durables--4.3%

8,000,000	Coca-Cola Co., 1.010%, 9/24/2003	7,994,838

	Consumer Services--4.4%
8,000,000	Knight-Ridder, Inc., 1.000%, 9/9/2003	7,998,222
	Energy Minerals--4.4%
8,000,000	ChevronTexaco Corp., 1.020%, 9/12/2003	7,997,507
	Finance--41.4%

8,000,000	American Express Co., 1.010%, 9/2/2003	7,999,776
8,000,000	American General Finance Corp., 1.030%, 9/16/2003	7,996,567
8,000,000	Beta Finance, Inc., 0.920%, 9/22/2003	7,995,707
7,977,000	CIT Group, Inc., 1.070%, 9/9/2003 - 9/10/2003	7,974,976
8,000,000	Citicorp, 1.070%, 10/3/2003	7,992,391
8,000,000	GOVCO, Inc., 1.060%, 11/21/2003	7,980,920
8,000,000	General Electric Capital Corp., 1.070%, 10/9/2003	7,990,964
8,000,000	Household Finance Corp., 1.020%, 9/3/2003	7,999,547
4,000,000	Paccar Financial Corp., 1.040%, 11/20/2003	3,990,755
8,000,000	Prudential Funding Corp., 1.040%, 9/23/2003	7,994,915

	Total	75,916,518

	Process Industries--4.4%
8,000,000	Du Pont (E.I.) de Nemours & Co., 1.000%, 9/9/2003	7,998,222

Principal Amount		Value
	Producer Manufacturing--2.2%
$ 4,100,000	Paccar Financial Corp., (PACCAR, Inc. Support Agreement), 1.010%, 9/29/2003	$ 4,096,779
	Retail Trade--8.7%

7,975,000	Seven Eleven, Inc., 1.030% - 1.040%, 9/10/2003 - 9/23/2003	7,971,055
8,000,000	Wal--Mart Stores, Inc., 1.000%, 9/2/2003	7,999,778

	Total	15,970,833

	TOTAL COMMERCIAL PAPER	151,966,364
	(8) GOVERNMENT AGENCIES--10.4%
	Finance--10.4%
5,000,000	Federal Home Loan Bank System, 1.010%, 9/5/2003	4,999,439
2,500,000	Federal Home Loan Bank System, 1.360%, 9/10/2004	2,500,000
2,500,000	Federal Home Loan Bank System, 1.410%, 9/21/2004	2,500,000
1,500,000	Federal National Mortgage Association, 1.070%, 11/26/2003	1,496,166
Principal Amount		Value
	(8) GOVERNMENT AGENCIES--continued
	Finance--continued
$ 2,522,000	Federal National Mortgage Association, 1.250%, 9/19/2003	$ 2,520,424
5,000,000	Federal National Mortgage Association, 1.180%, 7/27/2004	5,000,000

	Total	19,016,029

	REPURCHASE AGREEMENT--8.8%
16,158,000	Joint repurchase agreement with State Street Corp., dated 8/29/2003, due 9/2/2003 at 0.93% collateralized by U.S. Treasury Obligations with various maturities to 11/15/2010. (repurchase proceeds $16,159,670)	16,158,000

	TOTAL INVESTMENTS --102.1% (at amortized cost)	187,140,393

	OTHER ASSETS AND LIABILITIES--NET--(2.1)%	(3,888,114)

	TOTAL NET ASSETS--100%	$ 183,252,279

U.S. TREASURY MONEY MARKET FUND

Principal Amount or Shares		Value
	(8) U.S. TREASURY--59.6%
	U.S. Treasury Bills--57.3%
$ 10,000,000	0.805% - 0.870%, 9/18/2003	$ 9,996,045
15,000,000	0.805% - 0.975%, 9/25/2003	14,991,383
10,000,000	0.870%, 10/2/2003	9,992,508
7,000,000	0.870% - 0.880%, 10/16/2003	6,992,325
15,000,000	0.880%, 10/9/2003	14,986,067
10,000,000	0.880%, 10/23/2003	9,987,289
15,000,000	0.920% - 0.940%, 10/30/2003	14,977,056
10,000,000	0.970%, 11/28/2003	9,976,289
10,000,000	0.945%, 11/6/2003	9,982,675
5,015,000	0.920% - 0.945%, 11/20/2003	5,004,470
10,000,000	0.970%, 1/2/2004	9,966,858
5,000,000	1.030%, 2/19/2004	4,975,538
5,000,000	1.100%, 11/13/2003	4,988,847

	TOTAL	126,817,350

	U.S. Treasury Note--2.3%

5,000,000	3.000%, 1/31/2004	5,035,462

	TOTAL U.S. TREASURY	131,852,812

	MUTUAL FUND--1.7%

3,885,100	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	3,885,100
Principal Amount		Value
	REPURCHASE AGREEMENTS--38.7%

$ 50,000,000	Repurchase agreement with Morgan Stanley & Co., Inc., dated 8/29/2003 due 9/2/2003 at 0.95%, collateralized by a U.S. Treasury Obligation with maturity of 11/15/2004 (repurchase proceeds $50,005,278)	$ 50,000,000
35,624,000	Repurchase agreement with State Street Corp., dated 8/29/2003 due 9/2/2003 at 0.93%, collateralized by a U.S. Treasury Obligation with maturity of 1/31/2005 (repurchase proceeds $35,627,681)	35,624,000

	TOTAL REPURCHASE AGREEMENTS	85,624,000

	TOTAL INVESTMENTS--100.0% (at amortized cost)	221,361,912

	OTHER ASSETS AND LIABILITIES--NET--0.0%	(27,475)

	TOTAL NET ASSETS--100%	$ 221,334,437

Notes to Portfolios of Investments

Hibernia Funds

August 31, 2003

(1)	Non-income producing.
(2)	At August 31, 2003, 6.5% of the total investments at market value were subject to alternative minimum tax for Hibernia Louisiana Municipal Income Fund (unaudited).
(3)	Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.
(4)	Affiliated company.
(5)	Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.
(6)	Rate shown represents yield to maturity.
(7)

Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Funds' Board of Trustees. At August 31, 2003 these securities amounted to $7,999,636 which represents 4.4% of total net assets for the Cash Reserve Fund.

(8)	These issues show the rate of discount at time of purchase.

The following abbreviations are used in these portfolios:

ADR	--American Depository Receipt
AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
Connie Lee	--College Construction Loan Association
FGIC	--Financial Guaranty Insurance Corporation
FHA	--Federal Housing Administration
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
HFA	--Housing Finance Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Insurance Association
MTN	--Medium Term Note
PFA	--Public Facility Authority
REMIC	--Real Estate Mortgage Investment Conduit
SFM	--Single Family Mortgage
UT	--Unlimited Tax

Percentages listed on Hibernia Capital Appreciation Fund and Hibernia Mid Cap Equity Fund's Portfolio of Investments beneath the heading "Common Stocks", represent the percentage of the respective portfolio invested in the identified economic sectors.

	For Federal Tax Purposes
Hibernia Funds	Cost of Investments	Total Net Assets*
Capital Appreciation Fund	$ 185,594,108	$ 246,770,563
Louisiana Municipal Income Fund	80,066,723	85,595,244
Mid Cap Equity Fund	55,938,265	63,529,214
Total Return Bond Fund	45,568,842	48,563,080
U.S. Government Income Fund	86,253,508	89,573,250
Cash Reserve Fund	187,140,393	183,252,279
U.S. Treasury Money Market Fund	221,361,912	221,334,437

* The categories of investments are shown as a percentage of total net assets at August 31, 2003.

Statements of Assets and Liabilities

Hibernia Funds
August 31, 2003

	Capital Appreciation Fund		Louisiana Municipal Income Fund		Mid Cap Equity Fund
Assets:
Investments in repurchase agreements	$3,378,000		$--		$1,451,000
Investments in securities	242,219,723		84,521,132	(1)	62,020,621

Total investments in securities, at value	245,597,723		84,521,132		63,471,621
Cash	445		153		608
Income receivable	349,497		1,231,140		36,485
Receivable for investments sold	11,160,862		60,000		--
Receivable for shares sold	6,472		150		41,724
Prepaid expenses	7,921		4,189		976

Total assets	257,122,920		85,816,764		63,551,414

Liabilities:
Payable for investments purchased	10,211,859		--		--
Payable for shares redeemed	66,888		1,500		612
Payable to bank	--		--		--
Income distribution payable	--		193,600		--
Payable for custodian fees (Note 5)	53		--		--
Payable for transfer and dividend disbursing agent fees (Note 5)	12,498		5,826		8,653
Payable for Directors'/Trustees' fees	907		--		154
Payable for portfolio accounting fees (Note 5)	7,402		6,692		5,818
Payable for distribution services fee (Note 5)	51,724		12,762		--
Payable for shareholder services fee (Note 5)	1,026		1,140		6,963

Total liabilities	10,352,357		221,520		22,200

Net Assets Consist of:
Paid-in capital	171,865,691		81,021,189		56,475,695
Net unrealized appreciation of investments	60,003,615		4,378,088		7,534,025
Accumulated net realized gain (loss) on investments	14,536,600		227,332		(480,506)
Undistributed (distributions in excess of) net investment income	364,657		(31,365)		--

Total Net Assets	$246,770,563		$85,595,244		$63,529,214

Net Assets:	$234,905,106	(2)	$81,468,497	(4)	$59,734,541	(6)

	$ 11,865,457	(3)	$4,126,747	(5)	$3,794,673	(7)

Shares Outstanding:	13,182,312	(2)	7,268,854	(4)	4,624,160	(6)

	695,386	(3)	368,216	(5)	305,012	(7)

Total Shares Outstanding	13,877,698		7,637,070		4,929,172

Net Asset Value Per Share	$ 17.82	(2)	$11.21	(4)	$12.92	(6)

	$ 17.06	(3)	$11.21	(5)	$12.44	(7)

Offering Price Per Share*	$ 18.66	(2)***	$11.56	(4)****	$13.53	(6)***

	$ 17.06	(3)	$11.21	(5)	$12.44	(7)

Redemption Proceeds Per Share**	$ 17.82	(2)	$11.21	(4)	$12.92	(6)

	$ 16.12	(3)*****	$ 10.59	(5)*****	$ 11.76	(7)*****

Investments, at identified cost	$185,594,108		$80,143,044		$55,937,596

(1) Including $1,304,910 of investments in affiliated issuer.

(2) Represents Class A Shares.

(3) Represents Class B Shares.

Total Return Bond Fund		U.S. Government Income Fund		Cash Reserve Fund		U.S. Treasury Money Market Fund

$2,688,000		$--		$16,158,000		$85,624,000
45,209,826		89,088,054		170,982,393		135,737,912

47,897,826		89,088,054		187,140,393		221,361,912
616		940		--		970
722,116		781,910		14,662		23,028
--		--		--		--
1,208		2,575		45,827		--
3,449		1,745		10,490		4,469

48,625,215		89,875,224		187,211,372		221,390,379

--		--		2,500,000		--
4,606		68,886		27,785		501
--		--		1,345,515		--
26,608		216,032		50,335		42,770
--		--		--		--
2,327		3,774		9,649		7,341
21		--		--		--
195		1,773		5,403		5,330
28,378		11,509		20,406		--
--		--		--		--

62,135		301,974		3,959,093		55,942

48,474,347		89,517,954		183,300,997		221,335,032
2,728,742		3,308,087		--		--
(2,656,352)		(3,289,237)		(48,817)		--
16,343		36,446		99		(595)

$ 48,563,080		$ 89,573,250		$ 183,252,279		$ 221,334,437

$ 48,563,080		$ 89,573,250		$ 182,575,323	(8)	$ 221,334,437

--		--		$ 676,956	(9)	--

4,866,680		8,697,052		182,622,871	(8)	221,335,041

--		--		678,126	(9)	--

4,866,680		8,697,052		183,300,997		221,335,041

$9.98		$ 10.30		$ 1.00	(8)	$ 1.00

--		--		$ 1.00	(9)	--

$10.29	****	$ 10.62	****	$ 1.00	(8)	$ 1.00

--		--		$ 1.00	(9)	--

$9.98		$ 10.30		$ 1.00	(8)	$ 1.00

--		--		$ 0.95	(9)*****	--

$ 45,169,084		$ 85,779,967		$ 187,140,393		$ 221,361,912

(4) Represents Class A Shares.    * See "What Do Shares Cost" in the Prospectus.

(5) Represents Class B Shares.    ** See "How to Redeem and Exchange Shares" in the Prospectus.

(6) Represents Class A Shares.    *** Computation of Offering Price: 100/95.50 of net asset value.

(7) Represents Class B Shares.    **** Computation of Offering Price: 100/97 of net asset value

(8) Represents Class A Shares.    ***** Computation of Redemption Proceeds: 94.50/100 of net asset value.

(9) Represents Class B Shares.

Statements of Operations

Hibernia Funds
August 31, 2003

	Capital Appreciation Fund		Louisiana Municipal Income Fund		Mid Cap Equity Fund
Investment Income:
Dividends	$ 3,772,149	(1)	$ 19,234	(2)	$ 492,127
Interest	154,807		4,514,020		50,711

Total income	3,926,956		4,533,254		542,838
Expenses:
Investment adviser fee (Note 5)	1,686,771		399,991		382,539
Administrative personnel and services fee (Note 5)	262,364		103,760		59,692
Custodian fees (Note 5)	49,981		22,222		15,000
Transfer and dividend disbursing agent fees and expenses (Note 5)	94,773		57,403		74,189
Directors'/Trustees' fees	24,869		9,227		5,912
Auditing fees	22,850		15,444		13,940
Legal fees	11,377		8,742		10,349
Portfolio accounting fees (Note 5)	78,979		62,647		60,751
Distribution services fee (Note 5)	618,543	(3)	240,968	(4)	144,261	(5)
Shareholder services fee (Note 5)	28,143	(7)	9,376	(7)	8,374	(7)
Share registration costs	26,624		33,071		21,039
Printing and postage	16,163		10,126		9,322
Insurance premiums	7,588		4,829		4,284
Miscellaneous	7,082		5,707		4,574

Total expenses	2,936,107		983,513		814,226

Waivers (Note 5):
Waiver of investment adviser fee	--		(204,440)		--
Waiver of distribution services fee	--		(85,136	)(8)	--

Total waivers	--		(289,576)		--

Net expenses	2,936,107		693,937		814,226

Net investment income (net operating loss)	990,849		3,839,317		(271,388)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	15,490,759		174,785		528,822
Net change in unrealized appreciation/depreciation of investments	2,302,262		(1,210,531)		7,078,054

Net realized and unrealized gain (loss) on investments	17,793,021		(1,035,746)		7,606,876

Change in net assets resulting from operations	$18,783,870		$ 2,803,571		$ 7,335,488

(1) Net of foreign taxes withheld of $22,859.

(2) Received from affiliated issuer.

(3) Represents distribution services fee of $534,114 and $84,429, for Class A Shares and Class B Shares, respectively.

(4) Represents distribution services fee of $212,841 and $28,127, for Class A Shares and Class B Shares, respectively.

(5) Represents distribution services fee of $119,139 and $25,122, for Class A Shares and Class B Shares, respectively.

(6) Represents distribution services fee of $509,260 and $5,378 for Class A Shares and Class B Shares, respectively.

(7) Represents shareholder services fee for Class B Shares.

(8) Represents distribution services fee waiver for Class A Shares.

(9) Represents distribution services fee waiver of $305,556 and $3,892 for Class A Shares and Class B Shares, respectively.

Total Return Bond Fund	U.S. Government Income Fund	Cash Reserve Fund		U.S. Treasury Money Market Fund

$ --	$ --	$ --		$ --
2,589,607	4,180,470	2,736,429		2,440,822

2,589,607	4,180,470	2,736,429		2,440,822

336,438	399,199	817,684		775,768
56,102	103,541	238,542		226,150
14,910	22,178	45,884		43,788
42,356	36,269	120,001		78,667
6,448	9,455	18,512		19,479
13,216	15,490	20,536		21,040
9,460	9,823	8,424		7,235
46,629	44,519	65,818		50,872
120,157	221,777	514,638	(6)	--
--	--	1,793	(7)	--
16,867	18,164	28,500		14,968
6,834	8,823	8,297		17,952
4,202	4,827	6,688		6,390
3,308	3,344	3,769		4,985

676,927	897,409	1,899,086		1,267,294

(192,251)	(186,293)	(511,052)		--
--	(88,711)	(309,448	)(9)	--

(192,251)	(275,004)	(820,500)		--

484,676	622,405	1,078,586		1,267,294

2,104,931	3,558,065	1,657,843		1,173,528

91,618	264,479	(3,311)		--
(614,776)	(1,282,435)	--		--

(523,158)	(1,017,956)	(3,311)		--

$ 1,581,773	$ 2,540,109	$ 1,654,532		$ 1,173,528

Statements of Changes in Net Assets

Hibernia Funds
August 31, 2003

	Capital Appreciation Fund		Louisiana Municipal Income Fund

	Year Ended August 31, 2003	Year Ended August 31, 2002	Year Ended August 31, 2003	Year Ended August 31, 2002
Increase (Decrease) in Net Assets:
Operations:
Net investment income (net operating loss)	$ 990,849	$ 384,057	$ 3,839,317	$ 4,149,073
Net realized gain (loss) on investments	15,490,759	(950,715)	174,785	619,601
Net change in unrealized appreciation/depreciation on investments	2,302,262	(45,807,932)	(1,210,531)	(354,577)

Change in net assets resulting from operations	18,783,870	(46,374,590)	2,803,571	4,414,097

Distributions to Shareholders:
Distributions from net investment income	(881,464)(1)	(244,475)(1)	(3,827,363)(3)	(4,086,979)(5)
Distributions from net realized gain on investments	--	(12,476,358)(2)	(540,234)(4)	(24,766)(6)

Change in net assets from distributions to shareholders	(881,464)	(12,720,833)	(4,367,597)	(4,111,745)

Share Transactions:
Proceeds from sale of shares	35,894,157	37,851,749	13,888,866	10,116,758
Net asset value of shares issued to shareholders in payment of distributions declared	326,238	10,175,033	1,793,212	1,593,985
Cost of shares redeemed	(36,945,664)	(40,400,507)	(15,708,137)	(23,650,039)

Change in net assets from share transactions	(725,269)	7,626,275	(26,059)	(11,939,296)

Change in net assets	17,177,137	(51,469,148)	(1,590,085)	(11,636,944)
Net Assets:
Beginning of period	229,593,426	281,062,574	87,185,329	98,822,273

End of period	$ 246,770,563	$ 229,593,426	$ 85,595,244	$ 87,185,329

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ 364,657	$ 255,272	$ (31,365)	$ 8,445

(1) Represents income distributions for Class A Shares.

(2) Represents gain distributions of $11,807,028 and $669,330 for Class A Shares and Class B Shares, respectively.

(3) Represents income distributions of $3,696,273 and $131,090 for Class A Shares and Class B Shares, respectively.

(4) Represents gain distributions of $520,530 and $19,704 for Class A Shares and Class B Shares, respectively.

(5) Represents income distributions of $4,048,547 and $38,432 for Class A Shares and Class B Shares, respectively.

(6) Represents gain distributions of $24,745 and $21 for Class A Shares and Class B Shares, respectively.

(7) Represents gain distributions of $229,776 and $21,377 for Class A Shares and Class B Shares, respectively.

Mid Cap Equity Fund		Total Return Bond Fund		U.S. Government Income Fund
Year Ended August 31, 2003	Year Ended August 31, 2002	Year Ended August 31, 2003	Year Ended August 31, 2002	Year Ended August 31, 2003	Year Ended August 31, 2002

$ (271,388)	$ (249,315)	$ 2,104,931	$ 3,094,712	$ 3,558,065	$ 4,104,366
528,822	(1,008,434)	91,618	(1,717,852)	264,479	160,393
7,078,054	(2,784,892)	(614,776)	1,129,204	(1,282,435)	1,791,775

7,335,488	(4,042,641)	1,581,773	2,506,064	2,540,109	6,056,534

--	--	(2,404,027)	(3,153,612)	(4,153,568)	(4,561,490)
--	(251,153)(7)	--	--	--	--

--	(251,153)	(2,404,027)	(3,153,612)	(4,153,568)	(4,561,490)

16,958,084	18,766,526	7,285,506	10,292,621	16,253,444	14,079,069

--	244,573	2,089,993	2,265,653	1,324,332	1,517,394
(6,759,403)	(9,255,060)	(7,417,882)	(35,542,648)	(11,484,124)	(17,015,882)

10,198,681	9,756,039	1,957,617	(22,984,374)	6,093,652	(1,419,419)

17,534,169	5,462,245	1,135,363	(23,631,922)	4,480,193	75,625

45,995,045	40,532,800	47,427,717	71,059,639	85,093,057	85,017,432

$ 63,529,214	$45,995,045	$ 48,563,080	$ 47,427,717	$ 89,573,250	$ 85,093,057

$ --	$ --	$ 16,343	$ 8,208	$ 36,446	$ 10,927

Statements of Changes in Net Assets (continued)

Hibernia Funds
August 31, 2003

	Cash Reserve Fund		U.S. Treasury Money Market Fund
	Year Ended August 31, 2003	Year Ended August 31, 2002	Year Ended August 31, 2003	Year Ended August 31, 2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 1,657,843	$ 2,966,940	$ 1,173,528	$ 3,240,530
Net realized loss on investments	(3,311)	(39,616)	--	--

Change in net assets resulting from operations	1,654,532	2,927,324	1,173,528	3,240,530

Distributions to Shareholders:
Distributions from net investment income	(1,663,528)(1)	(2,967,046)(2)	(1,173,759)	(3,240,894)

Share Transactions:
Proceeds from sale of shares	327,590,041	409,027,049	720,769,448	937,319,419
Net asset value of shares issued to shareholders in payment of distributions declared	599,918	871,010	306,250	781,316
Cost of shares redeemed	(357,943,914)	(441,606,020)	(693,275,644)	(954,667,403)

Change in net assets from share transactions	(29,753,955)	(31,707,961)	27,800,054	(16,566,668)

Change in net assets	(29,762,951)	(31,747,683)	27,799,823	(16,567,032)
Net Assets:
Beginning of period	213,015,230	244,762,913	193,534,614	210,101,646

End of period	$ 183,252,279	$ 213,015,230	$ 221,334,437	$ 193,534,614

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ 99	$ 5,784	$ (595)	$ (364)

(1) Represents income distributions of $1,659,423 and $4,105 for Class A Shares and Class B Shares, respectively.

(2) Represents income distributions of $2,961,560 and $5,486 for Class A Shares and Class B Shares, respectively.

Combined Notes to Financial Statements

Hibernia Funds
August 31, 2003

(1) ORGANIZATION

Hibernia Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:

Portfolio Name	Diversification	Investment Objective

Hibernia Capital Appreciation Fund ("Capital Appreciation Fund")	diversified	provide growth of capital and income.

Hibernia Louisiana Municipal Income Fund ("Louisiana Municipal Income Fund")	non-diversified	provide current income which is generally exempt from federal income tax and personal income taxes imposed by the state of Louisiana.

Hibernia Mid Cap Equity Fund ("Mid Cap Equity Fund")	diversified	total return.

Hibernia Total Return Bond Fund ("Total Return Bond Fund")	diversified	maximize total return.

Hibernia U.S. Government Income Fund ("U.S. Government Income Fund")	diversified	provide current income.

Hibernia Cash Reserve Fund ("Cash Reserve Fund")	diversified	provide current income consistent with stability of principal.

Hibernia U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund")	diversified	provide current income consistent with stability of principal and liquidity.

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuations--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Cash Reserve Fund and U.S. Treasury Money Market Fund use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act. For Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund and U.S. Government Income Fund, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees of the Funds (the "Trustees"). Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Some of the Funds offer two classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses--All premiums and discounts are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes--It is the Funds' policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other--Investment transactions are accounted for on a trade date basis.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest
(without par value). Transactions in shares were as follows:

EQUITY AND INCOME FUNDS

	Capital Appreciation Fund
	Year Ended August 31, 2003		Year Ended August 31, 2002
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	2,107,437	$ 34,764,538	1,914,291	$ 35,469,182
Shares issued to shareholders in payment of distributions declared	20,213	326,238	466,797	9,512,547
Shares redeemed	(2,139,768)	(35,022,703)	(1,939,804)	(37,362,872)

Net change resulting from Class A Share transactions	(12,118)	$ 68,073	441,284	$ 7,618,857

	Capital Appreciation Fund
	Year Ended August 31, 2003		Year Ended August 31, 2002
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	71,932	$ 1,129,619	127,411	$ 2,382,567
Shares issued to shareholders in payment of distributions declared	--	--	33,663	662,486
Shares redeemed	(123,930)	(1,922,961)	(168,766)	(3,037,635)

Net change resulting from Class B Share transactions	(51,998)	$ (793,342)	(7,692)	$ 7,418

Net change resulting from Fund Share transactions	(64,116)	$ (725,269)	433,592	$ 7,626,275

	Louisiana Municipal Income Fund
	Year Ended August 31, 2003		Year Ended August 31, 2002
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,030,960	$ 11,871,838	654,106	$ 7,355,483
Shares issued to shareholders in payment of distributions declared	148,357	1,689,721	140,232	1,569,686
Shares redeemed	(1,309,069)	(14,962,703)	(2,117,870)	(23,645,878)

Net change resulting from Class A Share transactions	(129,752)	$ (1,401,144)	(1,323,532)	$ (14,720,709)

	Louisiana Municipal Income Fund
	Year Ended August 31, 2003		Year Ended August 31, 2002 (1)
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	176,584	$ 2,017,028	245,995	$ 2,761,275
Shares issued to shareholders in payment of distributions declared	9,079	103,491	2,162	24,299
Shares redeemed	(65,233)	(745,434)	(371)	(4,161)

Net change resulting from Class B Share transactions	120,430	$ 1,375,085	247,786	$ 2,781,413

Net change resulting from Fund Share transactions	(9,322)	$ (26,059)	(1,075,746)	$ (11,939,296)

1. Class B Shares of Louisiana Municipal Income Fund were first offered on November 15, 2001.

	Mid Cap Equity Fund
	Year Ended August 31, 2003		Year Ended August 31, 2002
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,438,616	$ 16,335,457	1,447,038	$ 17,825,039
Shares issued to shareholders in payment of distributions declared	--	--	18,240	223,260
Shares redeemed	(528,498)	(6,090,301)	(694,509)	(8,570,003)

Net change resulting from Class A Share transactions	910,118	$ 10,245,156	770,769	$ 9,478,296

	Mid Cap Equity Fund
	Year Ended August 31, 2003		Year Ended August 31, 2002
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	56,823	$ 622,627	78,130	$ 941,487
Shares issued to shareholders in payment of distributions declared	--	--	1,787	21,313
Shares redeemed	(62,151)	(669,102)	(58,571)	(685,057)

Net change resulting from Class B Share transactions	(5,328)	$ (46,475)	21,346	$ 277,743

Net change resulting from Fund Share transactions	904,790	$ 10,198,681	792,115	$ 9,756,039

	Total Return Bond Fund
	Year Ended August 31, 2003		Year Ended August 31, 2002
	Shares	Dollars	Shares	Dollars
Shares sold	716,373	$ 7,285,506	1,038,211	$ 10,292,621
Shares issued to shareholders in payment of distributions declared	205,542	2,089,993	228,762	2,265,653
Shares redeemed	(727,008)	(7,417,882)	(3,592,202)	(35,542,648)

Net change resulting from Fund Share transactions	194,907	$ 1,957,617	(2,325,229)	$ (22,984,374)

	U.S. Government Income Fund
	Year Ended August 31, 2003		Year Ended August 31, 2002
	Shares	Dollars	Shares	Dollars
Shares sold	1,544,848	$ 16,253,444	1,363,191	$ 14,079,069
Shares issued to shareholders in payment of distributions declared	126,328	1,324,332	147,591	1,517,394
Shares redeemed	(1,092,294)	(11,484,124)	(1,643,576)	(17,015,882)

Net change resulting from Fund Share transactions	578,882	$ 6,093,652	(132,794)	$ (1,419,419)

MONEY MARKET FUNDS

	Cash Reserve Fund
	Year Ended August 31, 2003		Year Ended August 31, 2002
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	327,318,475	$ 327,318,475	408,331,342	$ 408,331,342
Shares issued to shareholders in payment of distributions declared	595,940	595,940	865,712	865,712
Shares redeemed	(357,650,686)	(357,650,686)	(441,092,181)	(441,092,181)

Net change resulting from Class A Share transactions	(29,736,271)	$ (29,736,271)	(31,895,127)	$ (31,895,127)

	Cash Reserve Fund
	Year Ended August 31, 2003		Year Ended August 31, 2002
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	271,566	$ 271,566	695,707	$ 695,707
Shares issued to shareholders in payment of distributions declared	3,978	3,978	5,298	5,298
Shares redeemed	(293,228)	(293,228)	(513,839)	(513,839)

Net change resulting from Class B Share transactions	(17,684)	$ (17,684)	187,166	$ 187,166

Net change resulting from Fund Share transactions	(29,753,955)	$ (29,753,955)	(31,707,961)	$ (31,707,961)

	U.S. Treasury Money Market Fund
	Year Ended August 31, 2003		Year Ended August 31, 2002
	Shares	Dollars	Shares	Dollars
Shares sold	720,769,448	$ 720,769,448	937,319,419	$ 937,319,419
Shares issued to shareholders in payment of distributions declared	306,250	306,250	781,316	781,316
Shares redeemed	(693,275,644)	(693,275,644)	(954,667,403)	(954,667,403)

Net change resulting from Fund Share transactions	27,800,054	$ 27,800,054	(16,566,668)	$ (16,566,668)

(4) FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for net operating losses, expiration of capital loss carryforwards and discount accretion/premium amortization of debt securities.

For the year ended August 31, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Fund	Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
Louisiana Municipal Income Fund	$ --	$ (51,764)	$ 51,764
Mid Cap Equity Fund	(271,384)	271,388	(4)
Total Return Bond Fund	--	307,231	(307,231)
U.S. Government Income Fund	(1,349,514)	621,022	728,492

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2003 and 2002 was as follows:

	2003			2002
Fund	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
Capital Appreciation Fund	$ --	$ 881,464	$ --	$ --	$ 244,475	$ 12,476,358
Louisiana Municipal Income Fund	3,827,233	265	540,099	4,086,979	784	23,982
Mid Cap Equity Fund	--	--	--	--	--	251,153
Total Return Bond Fund	--	2,404,027	--	--	3,153,612	--
U.S. Government Income Fund	--	4,153,568	--	--	4,561,490	--
Cash Reserve Fund	--	1,663,528	--	--	2,967,046	--
U.S. Treasury Money Market Fund	--	1,173,759	--	--	3,240,894	--

* For tax purposes short-term capital gain distributions are considered ordinary income.

As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Capital Loss Carryforward
Capital Appreciation Fund	$ --	$ 710,058	$ 14,191,200	$ 60,003,615	$ --
Louisiana Municipal Income Fund	161,819	417	151,011	4,454,409	--
Mid Cap Equity Fund	--	--	--	7,533,356	479,837
Total Return Bond Fund	--	42,951	--	2,328,984	2,241,177
U.S. Government Income Fund	--	252,478	--	2,834,546	2,553,914
Cash Reserve Fund	--	50,434	--	--	45,594
U.S. Treasury Money Market Fund	--	42,176	--	--	--

For federal income tax purposes, the following amounts apply as of August 31, 2003:

Fund	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Capital Appreciation Fund	$ 185,594,108	$ 68,216,720	$ (8,213,105)	$ 60,003,615
Louisiana Municipal Income Fund	80,066,723	4,582,413	(128,004)	4,454,409
Mid Cap Equity Fund	55,938,265	9,759,927	(2,226,571)	7,533,356
Total Return Bond Fund	45,568,842	2,575,743	(246,759)	2,328,984
U.S. Government Income Fund	86,253,508	3,985,179	(1,150,633)	2,834,546
Cash Reserve Fund	187,140,393 *	--	--	--
U.S. Treasury Money Market Fund	221,361,912 *	--	--	--

* At amortized cost.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable in part to differing treatments for the tax deferral of losses on wash sales and discount accretion/premium amortization of debt securities.

At August 31, 2003, Mid Cap Equity Fund, Total Return Bond Fund, U.S. Government Income Fund and Cash Reserve Fund had capital loss carryforwards, as noted below, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Expiration Year
Fund	2004	2005	2008	2009	2010	2011	Total
Mid Cap Equity Fund	$ --	$ --	$ --	$ --	$ 4	$ 479,833	$ 479,837
Total Return Bond Fund	--	--	2,538	159,669	152,412	1,926,558	2,241,177
U.S. Government Income Fund	1,298,006	553,828	77,409	402,687	99,291	122,693	2,553,914
Cash Reserve Fund	--	--	--	--	931	44,663	45,594

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2003, for federal income tax purposes, the following Funds had post October losses as shown below which were deferred to September 1, 2003.

Fund Name	Post October Losses
Total Return Bond Fund	$ 15,417
U.S. Government Income Fund	261,783
Cash Reserve Fund	3,223

(5) Investment Adviser Fee AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee--Hibernia National Bank, the Funds' investment adviser (the "Adviser") receives for its services an annual investment adviser fee based on a percentage of each Fund's average daily net assets as follows:

Fund	Annual Rate
Capital Appreciation Fund	0.75%
Louisiana Municipal Income Fund	0.45%
Mid Cap Equity Fund	0.75%
Total Return Bond Fund	0.70%
U.S. Government Income Fund	0.45%
Cash Reserve Fund	0.40%
U.S. Treasury Money Market Fund	0.40%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the reporting period. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Hibernia Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

Distribution Services Fee--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will reimburse Edgewood Services, Inc, ("Edgewood"), the distributor, from the net assets of the Funds to finance activities intended to result in the sale of each Fund's shares. The Plan provides that the Funds, except for Class B Shares of the Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund, may incur distribution expenses up to 0.25% of the average daily net assets of the Funds, annually, to reimburse Edgewood. Class B Shares of the Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund may incur distribution expenses up to 0.75% of the average daily net assets of the Class B Shares, annually, to reimburse Edgewood. Edgewood may voluntarily choose to waive any portion of its fee. Edgewood can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended August 31, 2003, the U.S. Treasury Money Market Fund did not incur distribution services fees.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), Class B Shares of Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund will pay FSSC up to 0.25% of their average daily net assets for the reporting period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses--Federated Services Company ("FServ"), through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the reporting period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Custodian Fees--Hibernia National Bank is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the reporting period, plus out-of-pocket expenses.

Other Affiliated Parties and Transactions--Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money market funds which are distributed by an affiliate of the Funds' distributor. Income distributions earned by the Fund are recorded as income in the accompanying financial statements as follows:

Fund	Affiliated Fund Name	Income from Affiliated Issuer
Louisiana Municipal Income Fund	Tax-Free Obligations Fund	$19,234

General--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(6) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended August 31, 2003, were as follows:

Fund	Purchases	Sales
Capital Appreciation Fund	$68,335,364	$61,174,214
Louisiana Municipal Income Fund	7,423,644	8,252,551
Mid Cap Equity Fund	23,113,195	11,741,117
Total Return Bond Fund	2,868,183	2,000,000
U.S. Government Income Fund	4,948,070	2,245,000

(7) CONCENTRATION OF CREDIT RISK

Since Louisiana Municipal Income Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable general tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 2003, 75.5% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 25.8% of total investments.

(8) FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended August 31, 2003, the amount of long-term capital gain designated by the Louisiana Municipal Income Fund was $540,099.

Of the ordinary income (including short-term capital gain) distributions made by the Capital Appreciation Fund during the year ended August 31, 2003, 89.04% qualify for the dividend received deduction available to corporate shareholders.

At August 31, 2003, 100% of the distributions from net investment income for the Louisiana Municipal Income Fund is exempt from federal income tax, other than alternative minimum tax.

Report of Ernst & Young LLP, Independent Auditors

To the Shareholders and Board of Trustees of
Hibernia Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Hibernia Capital Appreciation Fund, Hibernia Louisiana Municipal Income Fund, Hibernia Mid Cap Equity Fund, Hibernia Total Return Bond Fund, Hibernia U.S. Government Income Fund, Hibernia Cash Reserve Fund and Hibernia U.S. Treasury Money Market Fund (the seven portfolios constituting the Hibernia Funds) (the "Trust") as of August 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Hibernia Funds at August 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
October 8, 2003

Board of Trustees and Trust Officers

The following tables give information about each Board member and the senior officers of the Funds. The tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). The Hibernia Fund Complex consists of seven investment company portfolios. Unless otherwise noted, each Officer is elected annually and each Board member oversees all portfolios in the Hibernia Fund Complex and serves for an indefinite term. The Funds' Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge and upon request, by calling 1-800-999-0426.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Length of Time Served	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Edward C. Gonzales* Birth Date: October 22, 1930 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA TRUSTEE Began Serving: September 1991

Principal Occupation: President, Executive Vice President and Treasurer of some of the Funds in the Federated Investors Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Investors, Fund Complex; CEO and Chairman, Federated Administrative Services.

* Mr. Gonzales is deemed an interested Trustee due to the positions that he holds with Federated Investors, Inc., the parent company of the Funds' distributor.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Length of Time Served	Principal Occupation(s), Previous Position(s) and Other Directorships Held
Arthur Rhew Dooley, Jr. Birth Date: December 17, 1942 2575 Ashley Street Beaumont, TX TRUSTEE Began Serving: July 1999

Principal Occupation: Chairman, Dooley Tackaberry, Inc. (distributors and fabricators of fire protection and safety equipment), 1967 to Present; Registered
Professional Engineer.

Other Directorships Held: Director, Loop Cold Storage Company; UTM.D. Anderson Cancer Center Board of Visitors.

Teri G. Fontenot Birth Date: June 16, 1953 18933 E. Pinnacle Circle Baton Rouge, LA TRUSTEE Began Serving: June 2001

Principal Occupation: President and Chief Executive Officer of Woman's
Hospital, Baton Rouge, LA.

Other Directorships Held: Immediate Past Chair of Louisiana Hospital Association; Federal Reserve Bank of Atlanta-New Orleans Branch Board; Alliance Bank Board; Committee of 100; Chair of Hospital Billing and Collection Services Board; Louisiana Commission on Perinatal Care and Infant Mortality; National Institutes of Health Advisory Committee on Research on Women's Health.

Board of Trustees and Trust Officers

INDEPENDENT TRUSTEES BACKGROUND (CONT.)

Name Birth Date Address Positions Held with Trust Length of Time Served	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Joe N. Averett, Jr. Birth Date: February 4, 1943 11000 Seville Quarters Shreveport, LA TRUSTEE Began Serving: June 2001

Principal Occupation: President of Crystal Gas Storage, Inc., a wholly owned subsidiary of El Paso Corporation (NYSE:EP).

Other Directorships Held: Chairman of Sci-Port Discovery Center (Science Museum and IMAX Theater): Louisiana State University in Shreveport Foundation, Past President; Committee of 100; Red River Radio Network (affiliate of National Public Radio).

Ernest E. Howard III Birth Date: March 26, 1943 P.O. Box 55748 Metairie, LA TRUSTEE Began Serving: March 2003

Principal Occupation: Retired President and Chief Executive Officer of FM Properties, predecessor to Stratus Properties, Inc. (NASDAQ: STRS) and Retired Senior Vice President of Freeport-McMoRan Inc. and Freeport-McMoRan Copper & Gold Inc. (NYSE:FCX).

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 1001 Liberty Avenue Pittsburgh, PA PRESIDENT AND ASSISTANT SECRETARY Began Serving: September 2002	Principal Occupation: Senior Vice President of Federated Services Company. Previous Position: Senior Corporate Counsel, Federated Investors, Inc.
Richard J. Thomas Birth Date: June 17, 1954 1001 Liberty Avenue Pittsburgh, PA TREASURER Began Serving: September 2002

Principal Occupations: Treasurer of the Federated Investors Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Timothy S. Johnson Birth Date: July 31, 1961 1001 Liberty Avenue Pittsburgh, PA SECRETARY Began Serving: September 2001

Principal Occupation: Counsel, Reed Smith LLP.

Previous Positions: Vice President and Corporate Counsel, Federated Services Company; Secretary, Edgewood Services, Inc.; Secretary or Assistant Secretary of various funds distributed by Edgewood Services, Inc. and Federated Securities Corp., Assistant Secretary of the Funds December 1998 - September 2001.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. An investment in Hibernia Cash Reserve Fund and Hibernia U.S. Treasury Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Funds.

Edgewood Services, Inc., Distributor of the Funds

G01262-01 (10/03)

Item 2.     Code of Ethics

     As of the end of the period  covered by this  report,  the  registrant  has adopted a code of ethics (the "Section 406 Standards for Investment  Companies -
Ethical Standards for Principal Executive and Financial  Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the  registrant's  Principal  Financial  Officer  also  serves as the  Principal
Accounting Officer.

     The registrant  hereby  undertakes to provide any person,  without  charge, upon  request,  a copy of the code of  ethics.  To request a copy of the code of ethics,  contact the  registrant  at  1-800-999-0426,  and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

     The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following Board members:  Joe N. Averett,  Jr., Arthur Rhew Dooley, Jr., Teri G.
Fontenot and Ernest E. Howard, III.

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

     (a) The  registrant's  President  and  Treasurer  have  concluded  that the registrant's  disclosure  controls and  procedures  (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are  sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure  controls and procedures  within 90 days of the filing date of this report on Form N-CSR.

     (b)  There  were no  changes  in the  registrant's  internal  control  over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the  registrant's  second half year in the case of an annual  report)
that have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

Item 10.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Hibernia Funds

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        October 23, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ Peter J. Germain, Principal Executive Officer

Date        October 23, 2003

By          /S/Richard J. Thomas, Principal Financial Officer

Date         October 23, 2003